As filed with the Securities and Exchange Commission on August 25, 1998
                                               Securities Act File No. 33-20827
                                       Investment Company Act File No. 811-5518
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                         Pre-Effective Amendment No. __                     |_|
                        Post-Effective Amendment No. 58                     |X|

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|


                                 Amendment No. 60                           |X|

                               ------------------

                               THE RBB FUND, INC.

                  (Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA U.S. Core Equity Portfolio: BEA Class and BEA Advisor Class; BEA U.S. Core Fixed Income Portfolio: BEA Class and Advisor Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio: BEA Class; BEA Balanced Fund Portfolio: BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications Portfolio:
BEA Investor Class and BEA Advisor Class; BEA Long-Short Market Neutral Fund:
BEA Class and BEA Advisor Class; BEA Long-Short Equity Fund:  BEA Class and
BEA Advisor Class; BEA Select Economic Value Equity Fund: BEA Class and BEA Advisor Class; NI Micro Cap Fund: NI Class; NI Growth Fund: NI Class; NI Growth & Value Fund: NI Class; NI Larger Cap Value Fund: NI Class; Boston Partners Large Cap Value Fund: Boston Partners Advisor Class, Boston
Partners Institutional Class and Boston Partners Investor Class; Boston Partners Mid Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Bond Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Micro Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Market Neutral Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Long-Short Equity Fund: Boston Partners Institutional Class and Boston
Partners Investor Class; Schneider Small Cap Value Fund;  Money Market
Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio:
RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class,
Zeta Class, Eta Class and Theta Class)

       ----------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 792-2555

                                   Copies to:
GARY M. GARDNER, ESQUIRE                         MICHAEL P. MALLOY, ESQUIRE
PNC Bank, National Association                   Drinker Biddle & Reath LLP
1600 Market Street, 28th Floor                   1100 PNB Building
Philadelphia, PA 19103                           1345 Chestnut Street
(Name and Address of Agent for Service)          Philadelphia, PA  19107-3496

  It is proposed that this filing will become effective (check appropriate box)\
     |_| immediately upon filing pursuant to paragraph (b)
     |_| on (date) pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1)
     |_| on (date) pursuant to paragraph (a)(1)
     |X| 75 days after filing pursuant to paragraph (a)(2)
     |_| on (date) pursuant to paragraph (a)(2) of Rule 485
  If appropriate, check the following box:
     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

             Title of Securities Being Registered:
                   Class III, Class JJJ, Class KKK and Class LLL

         The purpose of this Post-Effective Amendment is to register two new portfolios of Registrant and their shares.

                                 THE RBB FUND, INC.

                         BOSTON PARTNERS MARKET NEUTRAL FUND
                       BOSTON PARTNERS LONG-SHORT EQUITY FUND
                               (INSTITUTIONAL SHARES)


                             CROSS REFERENCE SHEET
                             ---------------------


FORM N-1A ITEM                                                                   LOCATION
--------------                                                                   --------

          Part A                                                                 Prospectus

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Annual Fund Operating Expenses

3.        Condensed Financial Information..........................              Expense Table

4.        General Description of Registrant........................              Cover Page; Investment Objectives and Policies;
                                                                                 Investment Limitations; Risk Factors; Additional
                                                                                 Investment Policies

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and Distributions;
                                                                                 Multi-Class Structure; Description of Shares

7.        Purchase of Securities Being Offered.....................              How to Purchase Shares; Net Asset Value

8.        Redemption or Repurchase.................................              How to Redeem and Exchange Shares; Net Asset Value

9.        Legal Proceedings........................................              Not applicable

                       BOSTON PARTNERS MARKET NEUTRAL FUND

                    BOSTON PARTNERS LONG-SHORT EQUITY FUND


                             (INSTITUTIONAL SHARES)
                                       OF
                               THE RBB FUND, INC.

         BOSTON PARTNERS MARKET NEUTRAL FUND (the "Market Neutral Fund") and BOSTON PARTNERS LONG-SHORT EQUITY FUND (the "Long-Short Equity Fund" and, together with the Market Neutral Fund, the "Funds") are investment portfolios of The RBB Fund, Inc. ("RBB" or the "Company"), an open-end management investment company. The shares of the Institutional Classes ("Shares") offered by this Prospectus represent interests in the Funds.

         The Market Neutral Fund is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Market Neutral Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The Market Neutral Fund pursues its objective by taking long positions in stocks identified by Boston Partners Asset Management, L.P. (the "Adviser") as undervalued and short positions in such stocks that the Adviser has identified as overvalued. Generally, the Market Neutral Fund's investments will be concentrated in securities principally traded in the United States markets.

         The Long-Short Equity Fund is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Long-Short Equity Fund seeks a total return greater than the total return of the Standard & Poor's 500 Composite Stock Price Index. The Long-Short Equity Fund pursues its objective by investing a substantial proportion of its net assets in shares of the Market Neutral Fund. The Long-Short Equity Fund may also invest in individual equity securities, futures contracts and other investments.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated __________, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from RBB by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     __________, 1998

EXPENSE TABLE

         The following table illustrates the shareholder transaction and annual operating expenses that are estimated to be incurred by Institutional Shares of each Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on each summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES

                                                          MARKET    LONG-SHORT
                                                      NEUTRAL FUND  EQUITY FUND

Maximum Sales Charge Imposed on Purchases.............      None        None
Maximum Sales Charge Imposed on Reinvested Dividends..      None        None
Maximum Deferred Sales Charge.........................      None        None
Redemption Fee1.......................................      1.00%       1.00%
Exchange Fee..........................................      None        None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after waivers)2..........................  1.85%       0.00%
12b-1 Fees...............................................   None        None
Other Expenses (after waivers and expense reimbursements).  0.65%       2.60%
Total Fund Operating Expenses (after waivers and
         expense reimbursements)2.........................  2.50%       2.60%

   1 To prevent the Funds from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Funds will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of the all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by each respective Fund for the benefit of all shareholders.

   2 In the absence of fee waivers and expense reimbursements, Management Fees would be 2.25% and 0.10%, Other Expenses would be 0.78% and 3.15%, and Total Fund Operating Expenses would be 3.03% and 3.25% with respect to the Market Neutral and Long-Short Equity Funds, respectively. Management Fees are each based on average daily net assets and are calculated daily and paid monthly.

   3 With respect to the Boston Partners Long-Short Equity Fund, "Other Expenses" includes the indirect expenses associated with the Fund's investment in Institutional Shares of the Boston Partners Market Neutral Fund.

EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period (including the 1.00% transaction fee on redemptions made within a year of purchase):

                                                        ONE            THREE
                                                        YEAR           YEARS
                                                        ----           -----

Boston Partners Market Neutral Fund                     $25             $78
Boston Partners Long-Short Equity Fund                  $26             $81

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-eight separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Market Neutral and the Boston Partners Long-Short Equity Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES

         The MARKET NEUTRAL FUND is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Market Neutral Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The Market Neutral Fund pursues its objective by taking long positions in stocks identified by the Adviser as undervalued and short positions in such stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Generally, the Market Neutral Fund's investments will be concentrated in securities principally traded in the United States markets. See "Risk Factors -- Short Sales" below. By taking long and short positions in different stocks with similar characteristics, the Fund attempts to minimize the effect of general stock market movements on the Fund's performance. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the U.S. equity market generally and low to neutral exposure to specific industries, specific capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

         Although the Market Neutral Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Market Neutral Fund will be subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in executing its strategy of taking long positions in stocks that outperform the market and short positions in stocks that underperform the market. Further, since the Adviser will manage both a long and a short portfolio, an investment in the Market Neutral Fund will involve the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make. An investment in one-month U.S. Treasury Bills is different from an investment in the Market Neutral Fund because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return and investors in Treasury Bills do not bear the risk of losing their investment.

         To meet margin requirements, redemptions or pending investments, the Market Neutral Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by Standard

& Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

         The Market Neutral Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The ADRs may not necessarily be denominated in the same currency as the foreign securities underlying the ADRs. See "Risk Factors -- Foreign Investments." The Market Neutral Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

         The investment objective of the LONG-SHORT EQUITY FUND is to seek a total return greater than that of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing in Institutional Shares of the Market Neutral Fund while simultaneously utilizing S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts to gain exposure to the equity market as measured by the S&P 500 Index. See "Investment Objectives and Policies -- Market Neutral Fund" and "Risk Factors -- S&P 500 Index Futures and Related Options" and "-- Equity Swap Contracts" below. The Long-Short Equity Fund has applied to the SEC for an exemptive order allowing it to invest without limit in the Market Neutral Fund. Under normal market conditions, the Long-Short Equity Fund will invest at least 65% of the value of its total assets in U.S. equity securities (which include shares of the Market Neutral Fund). Once the Fund has indirectly acquired a long and short portfolio through the purchase of Institutional Shares of the Market Neutral Fund, the Adviser will purchase S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts in an amount approximately equal to the net asset value of the Long-Short Equity Fund in order to gain full net exposure to the U.S. equity market as measured by the S&P 500 Index. In addition to purchasing Institutional Shares of the Market Neutral Fund, the Long-Short Equity Fund may also take long positions in stocks principally traded in the markets of the United States that the Adviser has identified as undervalued and short positions in such stocks that the Adviser has identified as overvalued. See "Risk Factors -- Short Sales."

         The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in such index.

         To meet margin requirements, redemptions or pending investments, the Long-Short Equity Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by S&P or Prime 2 or "Aa" by Moody's) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

         The Long-Short Equity Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as ADRs, which are described above under "Market Neutral Fund." See "Risk Factors -- Foreign Investments." The Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

         In a typical stock mutual fund the investment adviser attempts to earn an excess return (return above market return) or "alpha" by identifying and purchasing undervalued stocks. However, there is another "alpha" possibility -- identifying and selling short overvalued stocks. The term "double alpha" refers to these two potential sources of alpha: one from correctly identifying undervalued stocks and one from correctly identifying overvalued stocks. The market neutral strategy employed directly by the Market Neutral Fund and indirectly by the Long-Short Equity Fund (through investment in shares of the Market Neutral Fund) seeks to capture both alphas. The Long-Short Equity Fund also seeks to replicate the market (and incurs additional cost and expense risk) by investing in S&P 500 Index instruments.

         While the Adviser intends to fully invest each Fund's assets at all times in accordance with the above-mentioned policies, each Fund reserves the right to hold up to 100% of its respective assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

         Each Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in such Fund.


INVESTMENT LIMITATIONS

         The Funds may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         Neither Fund may borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of such Fund's total assets at the time of such borrowing. Neither Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Funds' investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

         If a percentage restriction under one of the Funds' investment policies or restrictions or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).


                                  RISK FACTORS

         SPECIAL RISKS AND OTHER CONSIDERATIONS RELATING TO THE LONG-SHORT EQUITY FUND. Because the Long-Short Equity Fund may invest up to 100% of its assets in shares of the Market Neutral Fund and other investment companies, the expenses associated with investing in the Long-Short Equity Fund may be higher than those associated with a portfolio that directly invests in securities that are not themselves investment companies. An investor in the Long-Short Equity Fund will incur a proportionate share of the expenses of that Fund, as well as a proportionate share of expenses of the Market Neutral Fund and unaffiliated investment companies in which the Long-Short Equity Fund invests (collectively, the "Underlying Funds"). Investors in the Long-Short Equity Fund should realize that they can invest directly in the Underlying Funds.

         The Long-Short Equity Fund will seek to avoid duplicative fees and the layering of expenses to the extent practicable. The Fund will generally invest in the Institutional Shares of the Market Neutral Fund, which are offered to the Fund with no sales or redemption charges or distribution fees; however, the Fund may invest in shares of other investment companies which may be offered with sales or redemption charges or distribution fees. The management fees payable to the Adviser under the Long-Short Equity Fund's advisory contract are for services that are in addition to, rather than duplicative of, services provided under the advisory contract for any Underlying Funds in which the Long-Short Equity Fund invests. The administration, custody and transfer agency fees borne by the Long-Short Equity Fund are also for services that are in addition to, and not duplicative of, services provided to the Underlying Funds. In addition, the distribution fees relating to Investor Shares of the Long-Short Equity Fund, when aggregated with any distribution or shareholder servicing fees paid by the Fund in connection with its investments in underlying funds will not exceed applicable NASD limits.

         As a fund that may invest a substantial portion of its assets in other investment companies, the Long-Short Equity Fund will be subject to certain investment risks. The Fund's performance is directly related to the performance of the Market Neutral Fund and the other investment companies in which it invests. Accordingly, the ability of the Long-Short Equity Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

         From time to time, the Market Neutral Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser in managing the Long-Short Equity Fund and other client accounts. These transactions may have a material effect on the Market Neutral Fund. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Market Neutral Fund to the extent that it may be required to sell securities at times when it would not otherwise do so or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Adviser is committed to minimizing the impact of these transactions on the Market Neutral Fund to the extent it is consistent with pursuing the Long-Short Equity Fund's investment objective and will monitor the impact of the Long-Short Equity Fund's asset allocation decisions on the Market Neutral Fund.

         INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting each Fund's portfolio. As of the date of this Prospectus, U.S. stock markets were trading at historically high levels and there can be no guarantee that such levels will continue. Investment in Shares of the Funds is more volatile and risky than some other forms of investment. In addition, if the Adviser takes long positions in stocks that decline or short positions in stocks that increase in value, then the losses of the Market Neutral Fund and Long-Short Equity Fund may exceed those of other stock mutual funds that hold long positions only.

         SHORT SALES. When the Adviser anticipates that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund will realize a gain if there is a decline in price of the security between those dates, which decline exceeds the costs of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited since it is directly tied to the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them. The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of a Fund's net assets.

         S&P 500 INDEX FUTURES AND RELATED OPTIONS (LONG-SHORT EQUITY FUND
ONLY). An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the S&P 500 Index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the S&P 500 Index. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Long-Short Equity Fund will realize a loss if the value of the S&P 500 Index declines between the time the Fund purchases an Index Future or an option transaction in which the Fund has assumed a long position and may realize a gain if the value of the S&P 500 Index rises between such dates.

         The Long-Short Equity Fund may close out a futures contract purchase by entering into a futures contract sale. This sale will terminate the Fund's position in the futures contract. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Future during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such event, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin (payments to and from a broker made on a daily basis as the price of the Index Future fluctuates). The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions.

         Further, when the Long-Short Equity Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other liquid securities in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

         EQUITY SWAP CONTRACTS (LONG-SHORT EQUITY FUND ONLY). In an equity swap contract, the counterparty generally agrees to pay the Long-Short Equity Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500 Index, plus the dividends that would have been received on those stocks. The Long-Short Equity Fund agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. Therefore, the Fund will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Fund will enter into equity swap contracts only on a net basis, I.E., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. If there is a default by the counterparty to an equity swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction.

         There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Long-Short Equity Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Adviser will closely monitor the credit of equity swap contract counterparties to seek to minimize this risk. The Long-Short Equity Fund will not use equity swap contracts for leverage.

         The Long-Short Equity Fund will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. In addition, the staff of the Securities and Exchange Commission (the "SEC") considers equity swap contracts to be illiquid securities. Consequently, as long as the staff maintains this position, the Fund will not invest in equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's net assets.

         The net amount of the excess, if any, of the Long-Short Equity Fund's obligations over its entitlement with respect to each equity swap contract will be accrued on a daily basis, and an amount of cash, U.S. Government Securities or other liquid securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account. The Fund does not believe that the Fund's obligations under equity swap contracts are senior securities within the meaning of the 1940 Act, so long as such a segregated account is maintained, and accordingly, the Fund will not treat them as being subject to its borrowing restrictions.

         FOREIGN INVESTMENTS. Investing in foreign companies may involve additional risks and considerations which are not typically associated with investing in U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

         As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Some securities of foreign companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

         GENERAL. Investment methods described in this Prospectus are among those which the Funds have the power to utilize. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


                      ADDITIONAL INVESTMENT POLICIES

         This section describes certain investment policies that are common to each Fund. Investment policies are described in more detail in the Statement of Additional Information.

         TEMPORARY INVESTMENTS. For defensive purposes or during temporary periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Fund may reduce its holdings in equity and other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money market deposit accounts. See Statement of Additional Information, "Common Investment Policies -- Temporary Investments." To the extent permitted by their investment objectives and policies, the Funds may hold cash or cash equivalents pending investment.

         BORROWING. A Fund may borrow up to 331/3 percent of its total assets without obtaining shareholder approval. The Adviser intends to borrow, or to engage in reverse repurchase agreements, only for temporary or emergency purposes. See Statement of Additional Information, "Common Investment Policies -- All Funds -- Reverse Repurchase Agreements" and "-- Borrowing."

         LENDING OF PORTFOLIO SECURITIES. Each Fund may also lend its portfolio securities to financial institutions against collateral consisting of cash, U.S. Government securities or irrevocable bank letters of credit, which are equal at all times to at least 102% of the value of the securities loaned. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund's securities will be fully collateralized and marked to market daily. A Fund may not make loans in excess of 331/3% of the value of its total assets (including the loan collateral).

         RULE 144A SECURITIES. Rule 144A securities are securities which are restricted as to resale to the general public, but which may be resold to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 15% limitation on purchase of illiquid securities as described below, Rule 144A securities will not be considered to be illiquid if the Adviser has determined them to be liquid pursuant to guidelines established by the Company's Board of Directors.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

         ILLIQUID SECURITIES. Each Fund may purchase "illiquid securities", defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued such securities, so long as no more than 15% of a Fund's net assets would be invested in such illiquid securities after giving effect to a purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

         INVESTMENT COMPANIES. Each Fund may invest in securities issued by unaffiliated investment companies to the extent permitted by the 1940 Act. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including management fees. These expenses would be in addition to the management fees and other expenses that a Fund bears directly in connection with its own operations.

         The 1940 Act generally permits the Long-Short Equity Fund to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), provided certain limitations are observed. Generally, these limitations require that the Fund (a) limit its investments to shares of other investment companies that are part of the same "group of investment companies," Government securities and short-term paper; (b) observe certain limitations on the amount of sales loads and distribution-related fees that are borne directly and indirectly by its shareholders; and (c) not invest in other investment companies structured as "funds of funds." An exemptive order issued by the SEC permits the Long-Short Equity Fund to hold investments other than those identified above, including domestic and foreign equity and fixed income securities, S&P 500 Index futures and related options, equity swap contracts and shares of unaffiliated investment companies.

         PORTFOLIO TURNOVER. The Adviser will effect portfolio transactions in each Fund without regard to holding periods if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. The annual portfolio turnover rate for each of the Market Neutral Fund and the Long-Short Equity Fund is not expected to exceed 200%. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (100% or more) will generally result in higher transaction costs to a Fund and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See the Statement of Additional Information, "Portfolio Transactions" and "Taxes."

         AMERICAN DEPOSITORY RECEIPTS. Each Fund may invest in ADRs. ADRs are typically issued by a U.S. bank or trust evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities. ADRs may be denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Foreign Investments."

         The Statement of Additional Information contains additional investment policies and strategies of the Funds.

MANAGEMENT

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at 28 State Street, 21st Floor, Boston, Massachusetts, 02109 serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of June 30, 1998 in excess of $16.7 billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

         Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages each Fund's portfolio in accordance with that Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Funds, the Adviser is paid a monthly advisory fee computed at an annual rate of 2.25% and 0.10% of the Market Neutral Fund's and Long-Short Equity Fund's respective average daily net assets. The Adviser has notified RBB, however, that it intends to waive all advisory fees during the current fiscal year.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of each Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth.
Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership private investment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a Chartered Financial Analyst. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Funds and generally assists each Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis.

ADMINISTRATIVE SERVICES AGENT

         Provident Distributors, Inc. ("PDI"), a wholly-owned subsidiary of PNC Bank Corp. provides certain administrative services to each Fund's Institutional Shares not otherwise provided by PFPC. PDI's principal business address is Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428. PDI furnishes certain corporate secretarial, data processing and clerical services, acts as a liaison between the Funds and their various service providers, assists in coordinating the preparation of reports to shareholders, including proxy statements and annual, semi-annual and quarterly reports and generally assists in monitoring and developing compliance procedures for the Fund. For its services, PDI is entitled to a monthly fee calculated at the annual rate of
 .15% of the average daily net assets of each Fund's Institutional Class. PDI is currently waiving fees in excess of .03% of the average daily net assets of each Fund's Institutional Class.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Funds' custodian and PFPC serves as the Funds' transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTOR

         PDI acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

         The expenses of each Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Institutional Class of each Fund pays its own administrative services fees, and may pay a different share of expenses than other classes (excluding advisory and custodial fees), if those expenses are actually incurred in a different amount by the Institutional Class or if it receives different services.

         The Adviser may assume expenses of each Fund from time to time. To the extent any service providers assume expenses of the Funds, such assumption of expenses will have the effect of lowering the Funds' overall expense ratio and increasing its yield to investors.


HOW TO PURCHASE SHARES

GENERAL

         Shares representing an interest in the Funds are offered continuously for sale by the Distributor. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Funds' transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Market Neutral Fund" or "The Boston Partners Long-Short Equity Fund," as appropriate, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, either Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of either the Boston Partners Market Neutral Fund or the Boston Partners Long-Short Equity Fund with a check issued by a third party and endorsed over to either such Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. Each Fund reserves the right to suspend the offering of its Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by a Fund or its agents. Orders received by a Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by a Fund or its agents after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their spouses and children, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations.

         An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Funds do not currently impose a service charge for effecting wire transfers but reserve the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Funds' transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number with the Fund)
                           FOR PURCHASE OF: (name of the Fund)
                           AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Funds' transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Funds' transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

HOW TO REDEEM AND EXCHANGE SHARES

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of a Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund, as appropriate, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Funds' transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

         Each Fund requires the payment of a transaction fee on redemptions of Shares of such Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the particular Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in a Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Funds' estimate of the brokerage and other transaction costs which may be incurred by a Fund in disposing of stocks in which such Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

         Each Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. IN SUCH CASES, NEITHER FUND WILL IMPOSE THE 1% TRANSACTION FEE.

PAYMENT OF REDEMPTION PROCEEDS

         With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by a Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by a Fund or its agents, less an amount equal to 1.00% of the net asset value of such Shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Funds' transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of either Fund for Institutional Shares of the other Fund or for Institutional Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund, Boston Partners Micro Cap Value Fund or Boston Partners Bond Fund up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund exchanged for next determined after PFPC's receipt of a request for an exchange. An exchange of shares held for less than one-year (with the exception of shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

         If the exchanging shareholder does not currently own Institutional Shares of any other Boston Partners Fund of RBB, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in an RBB Fund advised by Boston Partners, the dollar value of Institutional Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of a Fund and increase transactions costs, each Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from a Fund during any twelve-month period. Notwithstanding these limitations, each Fund reserves the right to reject any purchase request (including exchange purchases from an RBB Fund advised by Boston Partners) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Funds, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if a Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE

         The net asset value for each class of a Fund is calculated by adding the value of the proportionate interest of the class in a Fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by a Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in such matters to value such Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS

         Each Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         Each Fund will declare and pay dividends from net investment income annually and will pay them within five (5) days from the last day of the calendar year. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in each Fund should consult their tax advisers with specific reference to their own tax situation.

         Each Fund will elect to be taxed as a regulated investment company for federal income tax purposes. So long as each Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal income or excise tax.

         Fund distributions to shareholders, unless otherwise exempt, will be taxable (except distributions that are treated for federal income tax purposes as a return of capital) regardless of whether the distributions are received in cash or reinvested in additional shares. Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain, or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares. All other taxable distributions are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, if such dividends are paid during January of the following year.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who sell or redeem shares, or exchange shares representing interests in one Fund for shares representing interests in another Fund, will generally recognize capital gain or loss for federal income tax purposes. The gain or loss will be long-term capital gain or loss if the shares have been held for more than twelve months, and short-term otherwise, except that a loss on shares held six months or less will be treated as long-term capital loss to the extent of any capital gains distribution received on the shares.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships are generally subject to different U.S. Federal income tax treatment from that described above. In particular, such shareholders will generally not be subject to U.S. federal income tax on capital gains on or with respect to their shares, and other distributions to them will be subject to 30% withholding tax unless such tax is reduced or eliminated under an applicable tax treaty.


MULTI-CLASS STRUCTURE

         Each Fund offers one other class of shares, Investor Shares, which are offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in a Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Funds will quote performance of the Investor Shares separately from Institutional Shares. Because of different expenses paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning other classes may be obtained by calling the Funds at (800) 311-9783 or 9829.


DESCRIPTION OF SHARES

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which ___ billion shares are currently classified into __ different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS MARKET NEUTRAL FUND AND BOSTON PARTNERS LONG-SHORT EQUITY FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS MARKET NEUTRAL FUND OR BOSTON PARTNERS LONG-SHORT EQUITY FUND.

         Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to that Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in such Fund. Shares of a Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of a Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of a Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of a Fund may elect all of the directors.

         As of July 29, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.


OTHER INFORMATION

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing each Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Funds' transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Funds are not normally issued.

FUTURE PERFORMANCE INFORMATION

         From time to time, each Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of such Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. Each Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM), with respect to the Market Neutral Fund, or the S&P 500, with respect to the Long-Short Equity Fund. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR MAKE ANY REPRESENTATIONS NOT
CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT
OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY
THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH               PROSPECTUS
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING         __________, 1998
BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB
OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                   TABLE OF CONTENTS
                                                 PAGE

INTRODUCTION......................................  4
INVESTMENT OBJECTIVES AND POLICIES................  4
INVESTMENT LIMITATIONS............................  7
RISK FACTORS......................................  8
MANAGEMENT........................................  8
DISTRIBUTION OF SHARES............................ 10      BOSTON PARTNERS
HOW TO PURCHASE SHARES............................ 11   MARKET NEUTRAL PLUS FUND
HOW TO REDEEM AND EXCHANGE SHARES................. 13   (Institutional Shares)
NET ASSET VALUE................................... 17
DIVIDENDS AND DISTRIBUTIONS....................... 17
TAXES    ......................................... 18
MULTI-CLASS STRUCTURE............................. 19
DESCRIPTION OF SHARES............................. 19
OTHER INFORMATION................................. 20


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR                              bp
Provident Distributors, Inc.
West Conshohocken, Pennsylvania          BOSTON PARTNERS ASSET MANAGEMENT, L.P.

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers
Philadelphia, Pennsylvania

BOSTON PARTNERS MARKET NEUTRAL FUND       BP
BOSTON PARTNERS LONG-SHORT EQUITY FUND    BOSTON PARTNERS ASSET MANAGEMENT, L.P.
    (INSTITUTIONAL CLASS)


ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account.  For an IRA application or help with this Application, please call 1-888-261-4073


+--------------+           (Please check the appropriate box(es) below.)
| 1            |           |_|  Individual           |_|  Joint Tenant          |_|  Other
| Account      |           --------------------------------------------------------------------------------------------------------
| Registration:|           Name                                                 SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER
+--------------+
                           --------------------------------------------------------------------------------------------------------
                           NAME OF JOINT OWNER                                     JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                           For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

-------------
GIFT TO MINOR:             |_|  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
-------------              --------------------------------------------------------------------------------------------------------
                           NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                           --------------------------------------------------------------------------------------------------------
                           NAME OF MINOR (ONLY ONE PERMITTED)

                           --------------------------------------------------------------------------------------------------------
                           MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------         --------------------------------------------------------------------------------------------------------
                           NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                         NAME(S) OF TRUSTEE(S)

                           --------------------------------------------------------------------------------------------------------
                           TAXPAYER IDENTIFICATION NUMBER


+--------------+           --------------------------------------------------------------------------------------------------------
| 2            |           STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |           --------------------------------------------------------------------------------------------------------
+--------------+           CITY                                                                  STATE            ZIP CODE

                           --------------------------------------------------------------------------------------------------------
                           DAY PHONE NUMBER                                                                 EVENING PHONE NUMBER


+--------------+           Minimum initial investment of $2,500            Amount of investment $____________
 3
 Investment |              Make the check payable to Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund,
 Information:              as applicable.
---------------+           Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

------------
DISTRIBUTION               NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected
OPTIONS:                   below, both dividends and capital gains will be reinvested in additional Fund shares.
-------------
                                    DIVIDENDS |_| Pay by check |_| Reinvest |_| CAPITAL GAINS |_|
                                    Pay by check |_| Reinvest   |_|


+--------------+           To use this option, you must initial the appropriate line below.
| 4            |           I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in
| Telephone    |           my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's
| Redemption:  |           current prospectus.
+--------------+
                           ------------------                      -------------     Redeem shares, and send the proceeds to the
                           individual initial                      joint initial     address of record.


                           ------------------                      -------------     Exchange shares for shares of The Boston
                           individual initial                      joint initial     Partners Large Cap Value
                                                                                     Fund, Boston Partners Mid Cap Value Fund,
                                                                                     Boston Partners Micro Cap Fund or Boston
                                                                                     Partners Bond Fund.

+--------------+           The Account Investment Plan which is available to shareholders of the Fund, makes possible regularly
 | 5 |                     scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can
| Automatic |              arrange for an amount of money selected by you to be deducted from your checking account and used to
| Investment |             purchase shares of the Fund.
| Plan: |
+--------------+
                           Please debit $________ from my checking account (named below on or about the 20th of the month.
                           Please attach an unsigned, voided check.
                           |_|  Monthly     |_|  Every Alternate Month |_|  Quarterly   |_|  Other

--------------             --------------------------------------------------------------------------------------------------------
BANK OF RECORD:            BANK NAME                                                              STREET ADDRESS OR P.O. BOX
--------------
                           --------------------------------------------------------------------------------------------------------
                           CITY                                        STATE                                        ZIP CODE

                           --------------------------------------------------------------------------------------------------------
                           BANK ABA NUMBER                                                               BANK ACCOUNT NUMBER


+--------------+           The undersigned warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of
| 6 |                      legal age to purchase shares pursuant to this Account Application, and I (we) have received a current
| |                        prospectus for the Fund in which I (we) am (are) investing.
| Signatures: |            Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following
+--------------+           certification:
                           Under penalties of perjury, I certify that:
                           (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and
                           (2) I am not subject tO backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                           NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY
                           SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX
                           RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT
                           OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

                           --------------------------------------------------------------------------------------------------------
                           SIGNATURE OF APPLICANT                                                               DATE

                           --------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                     TITLE (IF APPLICABLE)

                           --------------------------------------------------------------------------------------------------------
                           SIGNATURE OF JOINT OWNER                                                             DATE


                           --------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                     TITLE (IF APPLICABLE)


                           (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                           For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                           MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MARKET NEUTRAL FUND, OR
                                                                                THE BOSTON PARTNERS LONG-SHORT EQUITY FUND
                                                                                C/O PFPC INC.
                                                                                P.O. BOX 8852
                                                                                WILMINGTON, DE  19899-8852

                              THE RBB FUND, INC.

                      BOSTON PARTNERS MARKET NEUTRAL FUND
                    BOSTON PARTNERS LONG-SHORT EQUITY FUND
                               (INVESTOR SHARES)


                          CROSS REFERENCE SHEET
                          ---------------------


FORM N-1A ITEM                                                                   LOCATION

          Part A                                                                 Prospectus

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Annual Fund Operating Expenses

3.        Condensed Financial Information..........................              Expense Table

4.        General Description of Registrant........................              Cover Page; Investment Objectives and Policies;
                                                                                 Investment Limitations; Risk Factors; Additional
                                                                                 Investment Policies

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and Distributions;
                                                                                 Multi-Class Structure; Description of Shares

7.        Purchase of Securities Being Offered.....................              How to Purchase Shares; Net Asset Value

8.        Redemption or Repurchase.................................              How to Redeem and Exchange Shares; Net Asset Value

9.        Legal Proceedings........................................              Not applicable

                     BOSTON PARTNERS MARKET NEUTRAL FUND

                   BOSTON PARTNERS LONG-SHORT EQUITY FUND

                               (INVESTOR SHARES)
                                      OF
                              THE RBB FUND, INC.

         BOSTON PARTNERS MARKET NEUTRAL FUND (the "Market Neutral Fund") and BOSTON PARTNERS LONG-SHORT EQUITY FUND (the "Long-Short Equity Fund" and, together with the Market Neutral Fund, the "Funds") are investment portfolios of The RBB Fund, Inc. ("RBB" or the "Company"), an open-end management investment company. The shares of the Investor Classes ("Shares") offered by this Prospectus represent interests in the Funds.

         The Market Neutral Fund is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Market Neutral Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The Market Neutral Fund pursues its objective by taking long positions in stocks identified by Boston Partners Asset Management, L.P. (the "Adviser") as undervalued and short positions in such stocks that the Adviser has identified as overvalued. Generally, the Market Neutral Fund's investments will be concentrated in securities principally traded in the United States markets.

         The Long-Short Equity Fund is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Long-Short Equity Fund seeks a total return greater than the total return of the Standard & Poor's 500 Composite Stock Price Index. The Long-Short Equity Fund pursues its objective by investing a substantial proportion of its net assets in shares of the Market Neutral Fund. The Long-Short Equity Fund may also invest in individual equity securities, futures contracts and other investments.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated __________, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from RBB by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                               __________, 1998

EXPENSE TABLE

         The following table illustrates the shareholder transaction and annual operating expenses that are estimated to be incurred by Investor Shares of each Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on each summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES
                                                       MARKET       LONG-SHORT
                                                     NEUTRAL FUND  EQUITY FUND


Maximum Sales Charge Imposed on Purchases............    None        None
Maximum Sales Charge Imposed on Reinvested Dividends.    None        None
Maximum Deferred Sales Charge........................    None        None
Redemption Fee1......................................    1.00%       1.00%
Exchange Fee.........................................    None        None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after waivers)2.......................... 1.85%    0.00%
12b-1 Fees................................................ 0.25%    0.25%
Other Expenses (after waivers and expense reimbursements). 0.65% 2.60% Total Fund Operating Expenses (after waivers and
         expense reimbursements)2......................... 2.75%    2.85%

   1 To prevent the Funds from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Funds will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of the all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by each respective Fund for the benefit of all shareholders.

   2 In the absence of fee waivers and expense reimbursements, Management Fees would be 2.25% and 0.10%, Other Expenses would be 0.78% and 3.15%, and Total Fund Operating Expenses would be 3.28% and 3.50% with respect to the Market Neutral and Long-Short Equity Funds, respectively. Management Fees are each based on average daily net assets and are calculated daily and paid monthly.

   3 With respect to the Boston Partners Long-Short Equity Fund, "Other Expenses" includes the indirect expenses associated with the Fund's investment in Institutional Shares of the Boston Partners Market Neutral Fund.

EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period (including the 1.00% transaction fee on redemptions made within a year of purchase):

                                                       ONE            THREE
                                                       YEAR           YEARS

Boston Partners Market Neutral Fund                    $28             $85
Boston Partners Long-Short Equity Fund                 $29             $88

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-eight separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Market Neutral and the Boston Partners Long-Short Equity Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES

         The MARKET NEUTRAL FUND is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Market Neutral Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The Market Neutral Fund pursues its objective by taking long positions in stocks identified by the Adviser as undervalued and short positions in such stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Generally, the Market Neutral Fund's investments will be concentrated in securities principally traded in the United States markets. See "Risk Factors -- Short Sales" below. By taking long and short positions in different stocks with similar characteristics, the Fund attempts to minimize the effect of general stock market movements on the Fund's performance. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the U.S. equity market generally and low to neutral exposure to specific industries, specific capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

         Although the Market Neutral Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Market Neutral Fund will be subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in executing its strategy of taking long positions in stocks that outperform the market and short positions in stocks that underperform the market. Further, since the Adviser will manage both a long and a short portfolio, an investment in the Market Neutral Fund will involve the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make. An investment in one-month U.S. Treasury Bills is different from an investment in the Market Neutral Fund because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return and investors in Treasury Bills do not bear the risk of losing their investment.

         To meet margin requirements, redemptions or pending investments, the Market Neutral Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

         The Market Neutral Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The ADRs may not necessarily be denominated in the same currency as the foreign securities underlying the ADRs. See "Risk Factors -- Foreign Investments." The Market Neutral Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

         The investment objective of the LONG-SHORT EQUITY FUND is to seek a total return greater than that of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing in Institutional Shares of the Market Neutral Fund while simultaneously utilizing S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts to gain exposure to the equity market as measured by the S&P 500 Index. See "Investment Objectives and Policies -- Market Neutral Fund" and "Risk Factors -- S&P 500 Index Futures and Related Options" and "-- Equity Swap Contracts" below. The Long-Short Equity Fund has applied to the SEC for an exemptive order allowing it to invest without limit in the Market Neutral Fund. Under normal market conditions, the Long-Short Equity Fund will invest at least 65% of the value of its total assets in U.S. equity securities (which include shares of the Market Neutral Fund). Once the Fund has indirectly acquired a long and short portfolio through the purchase of Institutional Shares of the Market Neutral Fund, the Adviser will purchase S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts in an amount approximately equal to the net asset value of the Long-Short Equity Fund in order to gain full net exposure to the U.S. equity market as measured by the S&P 500 Index. In addition to purchasing Institutional Shares of the Market Neutral Fund, the Long-Short Equity Fund may also take long positions in stocks principally traded in the markets of the United States that the Adviser has identified as undervalued and short positions in such stocks that the Adviser has identified as overvalued. See "Risk Factors -- Short Sales."

         The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in such index.

         To meet margin requirements, redemptions or pending investments, the Long-Short Equity Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by S&P or Prime 2 or "Aa" by Moody's) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

         The Long-Short Equity Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as ADRs, which are described above under "Market Neutral Fund." See "Risk Factors -- Foreign Investments." The Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

         In a typical stock mutual fund the investment adviser attempts to earn an excess return (return above market return) or "alpha" by identifying and purchasing undervalued stocks. However, there is another "alpha" possibility -- identifying and selling short overvalued stocks. The term "double alpha" refers to these two potential sources of alpha: one from correctly identifying undervalued stocks and one from correctly identifying overvalued stocks. The market neutral strategy employed directly by the Market Neutral Fund and indirectly by the Long-Short Equity Fund (through investment in shares of the Market Neutral Fund) seeks to capture both alphas. The Long-Short Equity Fund also seeks to replicate the market (and incurs additional cost and expense risk) by investing in S&P 500 Index instruments.

         While the Adviser intends to fully invest each Fund's assets at all times in accordance with the above-mentioned policies, each Fund reserves the right to hold up to 100% of its respective assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

         Each Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in such Fund.


INVESTMENT LIMITATIONS

         The Funds may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         Neither Fund may borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. Neither Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Funds' investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

         If a percentage restriction under one of the Funds' investment policies or restrictions or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

                              RISK FACTORS

         SPECIAL RISKS AND OTHER CONSIDERATIONS RELATING TO THE LONG-SHORT EQUITY FUND. Because the Long-Short Equity Fund may invest up to 100% of its assets in shares of the Market Neutral Fund and other investment companies, the expenses associated with investing in the Long-Short Equity Fund may be higher than those associated with a portfolio that directly invests in securities that are not themselves investment companies. An investor in the Long-Short Equity Fund will incur a proportionate share of the expenses of that Fund, as well as a proportionate share of expenses of the Market Neutral Fund and unaffiliated investment companies in which the Long-Short Equity Fund invests (collectively, the "Underlying Funds"). Investors in the Long-Short Equity Fund should realize that they can invest directly in the Underlying Funds.

         The Long-Short Equity Fund will seek to avoid duplicative fees and the layering of expenses to the extent practicable. The Fund will generally invest in the Institutional Shares of the Market Neutral Fund, which are offered to the Fund with no sales or redemption charges or distribution fees; however, the Fund may invest in shares of other investment companies which may be offered with sales or redemption charges or distribution fees. The management fees payable to the Adviser under the Long-Short Equity Fund's advisory contract are for services that are in addition to, rather than duplicative of, services provided under the advisory contract for any Underlying Funds in which the Long-Short Equity Fund invests. The administration, custody and transfer agency fees borne by the Long-Short Equity Fund are also for services that are in addition to, and not duplicative of, services provided to the Underlying Funds. In addition, the distribution fees relating to Investor Shares of the Long-Short Equity Fund, when aggregated with any distribution or shareholder servicing fees paid by the Fund in connection with its investments in underlying funds will not exceed applicable NASD limits.

         As a fund that may invest a substantial portion of its assets in other investment companies, the Long-Short Equity Fund will be subject to certain investment risks. The Fund's performance is directly related to the performance of the Market Neutral Fund and the other investment companies in which it invests. Accordingly, the ability of the Long-Short Equity Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

         From time to time, the Market Neutral Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser in managing the Long-Short Equity Fund and other client accounts. These transactions may have a material effect on the Market Neutral Fund. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Market Neutral Fund to the extent that it may be required to sell securities at times when it would not otherwise do so or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Adviser is committed to minimizing the impact of these transactions on the Market Neutral Fund to the extent it is consistent with pursuing the Long-Short Equity Fund's investment objective and will monitor the impact of the Long-Short Equity Fund's asset allocation decisions on the Market Neutral Fund.

         INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting each Fund's portfolio. As of the date of this Prospectus, U.S. stock markets were trading at historically high levels and there can be no guarantee that such levels will continue. Investment in Shares of the Funds is more volatile and risky than some other forms of investment. In addition, if the Adviser takes long positions in stocks that decline or short positions in stocks that increase in value, then the losses of the Market Neutral Fund and Long-Short Equity Fund may exceed those of other stock mutual funds that hold long positions only.

         SHORT SALES. When the Adviser anticipates that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund will realize a gain if there is a decline in price of the security between those dates, which decline exceeds the costs of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited since it is directly tied to the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them. The

Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of a Fund's net assets.

         S&P 500 INDEX FUTURES AND RELATED OPTIONS (LONG-SHORT EQUITY FUND
ONLY). An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the S&P 500 Index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the S&P 500 Index. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Long-Short Equity Fund will realize a loss if the value of the S&P 500 Index declines between the time the Fund purchases an Index Future or an option transaction in which the Fund has assumed a long position and may realize a gain if the value of the S&P 500 Index rises between such dates.

         The Long-Short Equity Fund may close out a futures contract purchase by entering into a futures contract sale. This sale will operate to terminate the Fund's position in the futures contract. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Future during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such event, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin (payments to and from a broker made on a daily basis as the price of the Index Future fluctuates). The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions.

         Further, when the Long-Short Equity Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other liquid securities in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

         EQUITY SWAP CONTRACTS (LONG-SHORT EQUITY FUND ONLY). In an equity swap contract, the counterparty generally agrees to pay the Long-Short Equity Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500 Index, plus the dividends that would have been received on those stocks. The Long-Short Equity Fund agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. Therefore, the Fund will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Fund will enter into equity swap contracts only on a net basis, I.E., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. If there is a default by the counterparty to an equity swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction.

         There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Long-Short Equity Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Adviser will closely monitor the credit of equity swap contract counterparties to seek to minimize this risk. The Long-Short Equity Fund will not use equity swap contracts for leverage.

         The Long-Short Equity Fund will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. In addition, the staff of the Securities and Exchange Commission (the "SEC") considers equity swap contracts to be illiquid securities. Consequently, as long as the staff maintains this position, the Fund will not invest in equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's net assets.

         The net amount of the excess, if any, of the Long-Short Equity Fund's obligations over its entitlement with respect to each equity swap contract will be accrued on a daily basis, and an amount of cash, U.S. Government Securities or other liquid securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account. The Fund does not believe that the Fund's obligations under equity swap contracts are senior securities within the meaning of the 1940 Act, so long as such a segregated account is maintained, and accordingly, the Fund will not treat them as being subject to its borrowing restrictions.

         FOREIGN INVESTMENTS. Investing in foreign companies may involve additional risks and considerations which are not typically associated with investing in U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

         As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Some securities of foreign companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

         GENERAL. Investment methods described in this Prospectus are among those which the Funds have the power to utilize. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


                        ADDITIONAL INVESTMENT POLICIES

         This section describes certain investment policies that are common to each Fund. Investment policies are described in more detail in the Statement of Additional Information.

         TEMPORARY INVESTMENTS. For defensive purposes or during temporary periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Fund may reduce its holdings in equity and other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money market deposit accounts. See Statement of Additional Information, "Common Investment Policies -- Temporary Investments." To the extent permitted by their investment objectives and policies, the Funds may hold cash or cash equivalents pending investment.

         BORROWING. A Fund may borrow up to 331/3 percent of its total assets without obtaining shareholder approval. The Adviser intends to borrow, or to engage in reverse repurchase agreements, only for temporary or emergency purposes. See Statement of Additional Information, "Common Investment Policies -- All Funds -- Reverse Repurchase Agreements" and "-- Borrowing."

         LENDING OF PORTFOLIO SECURITIES. Each Fund may also lend its portfolio securities to financial institutions against collateral consisting of cash, U.S. Government securities or irrevocable bank letters of credit, which are equal at all times to at least 102% of the value of the securities loaned. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund's securities will be fully collateralized and marked to market daily. A Fund may not make loans in excess of 331/3% of the value of its total assets (including the loan collateral).

         RULE 144A SECURITIES. Rule 144A securities are securities which are restricted as to resale to the general public, but which may be resold to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 15% limitation on purchase of illiquid securities as described below, Rule 144A securities will not be considered to be illiquid if the Adviser has determined them to be liquid pursuant to guidelines established by the Company's Board of Directors.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

         ILLIQUID SECURITIES. Each Fund may purchase "illiquid securities", defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued such securities, so long as no more than 15% of a Fund's net assets would be invested in such illiquid securities after giving effect to a purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

         INVESTMENT COMPANIES. Each Fund may invest in securities issued by unaffiliated investment companies to the extent permitted by the 1940 Act. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including management fees. These expenses would be in addition to the management fees and other expenses that a Fund bears directly in connection with its own operations.

         The 1940 Act generally permits the Long-Short Equity Fund to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), provided certain limitations are observed. Generally, these limitations require that the Fund (a) limit its investments to shares of other investment companies that are part of the same "group of investment companies," Government securities and short-term paper; (b) observe certain limitations on the amount of sales loads and distribution-related fees that are borne directly and indirectly by its shareholders; and (c) not invest in other investment companies structured as "funds of funds." An exemptive order issued by the SEC permits the Long-Short Equity Fund to hold investments other than those identified above, including domestic and foreign equity and fixed income securities, S&P 500 Index futures and related options, equity swap contracts and shares of unaffiliated investment companies.

         PORTFOLIO TURNOVER. The Adviser will effect portfolio transactions in each Fund without regard to holding periods if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. The annual portfolio turnover rate for each of the Market Neutral Fund and the Long-Short Equity Fund is not expected to exceed 200%. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (100% or more) will generally result in higher transaction costs to a Fund and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See the Statement of Additional Information, "Portfolio Transactions" and "Taxes."

         AMERICAN DEPOSITORY RECEIPTS. Each Fund may invest in ADRs. ADRs are typically issued by a U.S. bank or trust evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities. ADRs may be denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Foreign Investments."

         The Statement of Additional Information contains additional investment policies and strategies of the Funds.


MANAGEMENT

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of June 30, 1998 in excess of $16.7 billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

         Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages each Fund's portfolio in accordance with that Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Funds, the Adviser is paid a monthly advisory fee computed at an annual rate of 2.25% and 0.10% of the Market Neutral Fund's and Long-Short Equity Fund's respective average daily net assets. The Adviser has notified RBB, however, that it intends to waive all advisory fees during the current fiscal year.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of each Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth. Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership privateinvestment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a Chartered Financial Analyst. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Funds and generally assists each Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis.

DISTRIBUTOR

         Provident Distributors, Inc. ("PDI"), with a principal business address at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Funds' custodian and PFPC serves as the Funds' transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of a Fund. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

         The expenses of each Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Investor Class of each Fund pays its own distribution fees, and may pay a different share than the Institutional Class of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Investor Class or if it receives different services.

         The Adviser may assume expenses of each Fund from time to time. To the extent any service providers assume expenses of the Funds, such assumption of expenses will have the effect of lowering the Funds' overall expense ratio and increasing its respective yield to investors.

DISTRIBUTION OF SHARES

         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or maintenance of the accounts of Shareholders, and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund's 12b-1 Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares - Purchases Through Intermediaries."

         The Plan obligates each Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES

         Shares of each Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from a Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to a Fund in accordance with their agreements with such Fund and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with a Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than that Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. Each Fund will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by a Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

         For administration, subaccounting, transfer agency and/or other services, Boston Partners, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.

HOW TO PURCHASE SHARES

GENERAL

         Shares representing an interest in the Funds are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Market Neutral Fund" or "The Boston Partners Long-Short Equity Fund," as appropriate, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, either Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of either the Boston Partners Market Neutral Fund or the Boston Partners Long-Short Equity Fund with a check issued by a third party and endorsed over to either such Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. Each Fund reserves the right to suspend the offering of its Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after a purchase order is received by the Fund or its agents prior to the close of the NYSE on such day (generally 4:00 p.m. Eastern Time). Orders received by a Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Funds do not currently impose a service charge for effecting wire transfers but reserve the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Funds' transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number with the Fund)
                           FOR PURCHASE OF:  (name of the Fund)
                           AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Funds' transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.


RETIREMENT PLANS

         Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Fund's transfer agent, PFPC, at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM AND EXCHANGE SHARES

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of a Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund, as appropriate, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

         If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after a Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Funds' transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

         Each Fund requires the payment of a transaction fee on redemptions of Shares of such Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the particular Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in a Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Funds' estimate of the brokerage and other transaction costs which may be incurred by a Fund in disposing of stocks in which such Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

         Each Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. In such instances, neither Fund will impose the 1.00% transaction fee.

PAYMENT OF REDEMPTION PROCEEDS

         With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by a Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by a Fund or its agents, less an amount equal to 1.00% of the net asset value of such Shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days from the purchase date, pending a determination that the check has cleared. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of either Fund for Investor Shares of the other Fund or for Investor Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund, Boston Partners Micro Cap Value Fund or Boston Partners Bond Fund up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund exchanged for next determined after PFPC's receipt of a request for an exchange. An exchange of shares held for less than one year (with the exception of shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

         If the exchanging shareholder does not currently own Investor Shares of any other Boston Partners Fund of RBB, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in an RBB Fund advised by Boston Partners, the dollar value of Investor Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of a Fund and increase transaction costs, each Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from a Fund during any twelve-month period. Notwithstanding these limitations, each Fund reserves the right to reject any purchase request (including exchange purchases from an RBB Fund advised by Boston Partners) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Funds, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if a Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE

         The net asset value for each class of a Fund is calculated by adding the value of the proportionate interest of the class in a Fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by a Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in such matters to value such Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS

         Each Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         Each Fund will declare and pay dividends from net investment income annually and will pay them within five (5) days from the last day of the calendar year. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in each Fund should consult their tax advisers with specific reference to their own tax situation.

         Each Fund will elect to be taxed as a regulated investment company for federal income tax purposes. So long as each Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal income or excise tax.

         Fund distributions to shareholders, unless otherwise exempt, will be taxable (except distributions that are treated for federal income tax purposes as a return of capital) regardless of whether the distributions are received in cash or reinvested in additional shares. Distributions attributable to the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares. All other taxable distributions are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, if such dividends are paid during January of the following year.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who sell or redeem shares, or exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes. The gain or loss will be long-term capital gains or loss if the shares have been held for more than twelve months, and short-term otherwise, except that a loss on shares held six months or less will be treated as long-term capital loss to the extent of any capital gains distribution received on the shares.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships are generally subject to different U.S. Federal income tax treatment from that described above.
In particular, such shareholders will generally not be subject to U.S. federal income tax on capital gains, on or with respect to their shares, and other distributions to them will be subject to 30% withholding tax unless such tax is reduced or eliminated under an applicable tax treaty.

MULTI-CLASS STRUCTURE

         Each Fund offers one other class of shares, Institutional Shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in a Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Funds will quote performance of the Institutional Shares separately from Investor Shares. Because of different expenses paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning other classes may be obtained by calling the Funds at (800) 311-9783 or 9829.


DESCRIPTION OF SHARES

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which ___ billion shares are currently classified into __ different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS MARKET NEUTRAL FUND AND BOSTON PARTNERS LONG-SHORT EQUITY FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS MARKET NEUTRAL FUND AND BOSTON PARTNERS LONG-SHORT EQUITY FUND.

         Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to that Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in such Fund. Shares of a Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of a Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of a Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Company may elect all of the directors.

         As of July 29, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.


OTHER INFORMATION

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing each Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Funds are not normally issued.

FUTURE PERFORMANCE INFORMATION

         From time to time, each Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of such Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. Each Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM), with respect to the Market Neutral Fund, or the S&P 500, with respect to the Long-Short Equity Fund. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                  [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR MAKE ANY REPRESENTATIONS NOT
CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT
OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY
THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH                 PROSPECTUS
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING           ________, 1998
BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB
OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                   TABLE OF CONTENTS
                                                 PAGE

INTRODUCTION......................................  4
INVESTMENT OBJECTIVES AND POLICIES................  4
INVESTMENT LIMITATIONS............................  7
RISK FACTORS......................................  8
MANAGEMENT........................................  8       BOSTON PARTNERS
DISTRIBUTION OF SHARES............................ 11       MARKET NEUTRAL FUND
HOW TO PURCHASE SHARES............................ 13       BOSTON PARTNERS
HOW TO REDEEM AND EXCHANGE SHARES................. 15       LONG-SHORT EQUITY
NET ASSET VALUE................................... 20       FUND
DIVIDENDS AND DISTRIBUTIONS....................... 21
TAXES     .........................................21       (Investor Shares)
MULTI-CLASS STRUCTURE............................. 22
DESCRIPTION OF SHARES............................. 23
OTHER INFORMATION................................. 24


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.            bp
West Conshohocken, Pennsylvania
                                        BOSTON PARTNERS ASSET MANAGEMENT, L.P.
COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers
Philadelphia, Pennsylvania

         BOSTON PARTNERS MARKET NEUTRAL FUND         bp
         BOSTON PARTNERS LONG-SHORT EQUITY FUND      BOSTON PARTNERS ASSET
                   (INVESTOR CLASS)                  MANAGEMENT, L.P.


ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073


+--------------+           (Please check the appropriate box(es) below.)
| 1            |           |_|  Individual           |_|  Joint Tenant          |_|  Other
| Account      |           --------------------------------------------------------------------------------------------------------
| Registration:|           Name                                                 SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER
+--------------+
                           --------------------------------------------------------------------------------------------------------
                           NAME OF JOINT OWNER                                     JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                           For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

-------------
GIFT TO MINOR:             |_|  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
-------------              --------------------------------------------------------------------------------------------------------
                           NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                           --------------------------------------------------------------------------------------------------------
                           NAME OF MINOR (ONLY ONE PERMITTED)

                           --------------------------------------------------------------------------------------------------------
                           MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------         --------------------------------------------------------------------------------------------------------
                           NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                         NAME(S) OF TRUSTEE(S)

                           --------------------------------------------------------------------------------------------------------
                           TAXPAYER IDENTIFICATION NUMBER


+--------------+           --------------------------------------------------------------------------------------------------------
| 2            |           STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |           --------------------------------------------------------------------------------------------------------
+--------------+           CITY                                                                  STATE            ZIP CODE

                           --------------------------------------------------------------------------------------------------------
                           DAY PHONE NUMBER                                                                 EVENING PHONE NUMBER


+--------------+           Minimum initial investment of $2,500            Amount of investment $____________
 3
 Investment |              Make the check payable to Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund,
 Information:              as applicable.
---------------+           Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

------------
DISTRIBUTION               NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected
OPTIONS:                   below, both dividends and capital gains will be reinvested in additional Fund shares.
-------------
                                    DIVIDENDS |_| Pay by check |_| Reinvest |_| CAPITAL GAINS |_|
                                    Pay by check |_| Reinvest   |_|


+--------------+           To use this option, you must initial the appropriate line below.
| 4            |           I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in
| Telephone    |           my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's
| Redemption:  |           current prospectus.
+--------------+
                           ------------------                      -------------     Redeem shares, and send the proceeds to the
                           individual initial                      joint initial     address of record.


                           ------------------                      -------------     Exchange shares for shares of The Boston
                           individual initial                      joint initial     Partners Large Cap Value
                                                                                     Fund, Boston Partners Mid Cap Value Fund,
                                                                                     Boston Partners Micro Cap Fund or Boston
                                                                                     Partners Bond Fund.

+--------------+           The Account Investment Plan which is available to shareholders of the Fund, makes possible regularly
 | 5 |                     scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can
| Automatic |              arrange for an amount of money selected by you to be deducted from your checking account and used to
| Investment |             purchase shares of the Fund.
| Plan: |
+--------------+
                           Please debit $________ from my checking account (named below on or about the 20th of the month.
                           Please attach an unsigned, voided check.
                           |_|  Monthly     |_|  Every Alternate Month |_|  Quarterly   |_|  Other

--------------             --------------------------------------------------------------------------------------------------------
BANK OF RECORD:            BANK NAME                                                              STREET ADDRESS OR P.O. BOX
--------------
                           --------------------------------------------------------------------------------------------------------
                           CITY                                        STATE                                        ZIP CODE

                           --------------------------------------------------------------------------------------------------------
                           BANK ABA NUMBER                                                               BANK ACCOUNT NUMBER


+--------------+           The undersigned warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of
| 6 |                      legal age to purchase shares pursuant to this Account Application, and I (we) have received a current
| |                        prospectus for the Fund in which I (we) am (are) investing.
| Signatures: |            Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following
+--------------+           certification:
                           Under penalties of perjury, I certify that:
                           (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and
                           (2) I am not subject tO backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                           NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY
                           SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX
                           RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT
                           OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

                           --------------------------------------------------------------------------------------------------------
                           SIGNATURE OF APPLICANT                                                               DATE

                           --------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                     TITLE (IF APPLICABLE)

                           --------------------------------------------------------------------------------------------------------
                           SIGNATURE OF JOINT OWNER                                                             DATE


                           --------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                     TITLE (IF APPLICABLE)


                           (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                           For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                           MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MARKET NEUTRAL FUND, OR
                                                                                THE BOSTON PARTNERS LONG-SHORT EQUITY FUND
                                                                                C/O PFPC INC.
                                                                                P.O. BOX 8852
                                                                                WILMINGTON, DE  19899-8852

                                  THE RBB FUND, INC.

                          BOSTON PARTNERS MARKET NEUTRAL FUND
                         BOSTON PARTNERS LONG-SHORT EQUITY FUND


                                  CROSS REFERENCE SHEET
                                  ---------------------

FORM N-1A ITEM                                                                   LOCATION
--------------                                                                   --------

          PART B                                                                 STATEMENT OF ADDITIONAL INFORMATION


10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Cover Page

12.       General Information and History..........................              General; Directors and Officers;
                                                                                 Additional Information Concerning
                                                                                 RBB Shares; Miscellaneous

13.       Investment Objectives and Policies.......................              Investment Limitations; Common
                                                                                 Investment Policies;
                                                                                 Supplemental Investment Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory and Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Additional Information
                                                                                 Concerning RBB Shares

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory and
                                                                                 Servicing Arrangements; See Prospectus
                                                                                "Management"

17.       Brokerage Allocation and Other
          Practices................................................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information
                                                                                 Concerning RBB Shares; See
                                                                                 Prospectus - "Dividends and Distributions"
                                                                                 and "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "How to Purchase
                                                                                 Shares" and "How to Redeem
                                                                                 and Exchange Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Not Applicable

22.       Calculation of Performance Data..........................              Performance and Yield Information

23.       Financial Statements.....................................              None

                       BOSTON PARTNERS MARKET NEUTRAL FUND

                      BOSTON PARTNERS LONG-SHORT EQUITY FUND

                      (INSTITUTIONAL AND INVESTOR CLASSES)

                                      OF

                             THE RBB FUND, INC.

                   STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of the Investor and Institutional Classes (the "Shares") representing interests in the Boston Partners Market Neutral Fund (the "Market Neutral Fund") and the Boston Partners Long-Short Equity Fund (the "Long-Short Equity Fund," and, together with the Market Neutral Fund, the "Funds") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Market Neutral Fund and Boston Partners Long-Short Equity Fund Prospectuses, dated __________, 1998 (together, the "Prospectus"). A copy of any of the Prospectuses may be obtained from RBB by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated __________, 1998.


                                                      CONTENTS

                                                  INSTITUTIONAL       INVESTOR
                                                   PROSPECTUS        PROSPECTUS
                                         PAGE         PAGE              PAGE

General..............................
Investment Objectives and Policies...
Directors and Officers...............
Investment Advisory, Distribution
  and Servicing Arrangements.........
Portfolio Transactions...............
Purchase and Redemption Information..
Valuation of Shares..................
Performance and Yield Information....
Taxes................................
Additional Information Concerning
   RBB Shares........................
Miscellaneous........................

Financial Statements.................
Appendix A...........................


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate twenty-eight separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.

                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


COMMON INVESTMENT POLICIES -- MARKET NEUTRAL FUND AND LONG-SHORT EQUITY FUND

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of, and techniques used by the Funds.

                  NON-DIVERSIFIED STATUS. Each Fund is classified as non-diversified within the meaning of the Investment Company Act of 1940 (the "1940 Act"), which means that each Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. Each Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes." To qualify, each Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of each Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of each Fund's total assets will be invested in the securities of a single issuer and each Fund will not own more than 10% of the outstanding voting securities of a single issuer. To the extent that each Fund assumes large positions in the securities of a small number of issuers, each Fund's return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

                  TEMPORARY INVESTMENTS. The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes consist of: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

                  REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). Such Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a Fund to possible loss because of averse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which a Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's adviser. A Fund's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Fund's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Fund's adviser will mark-to-market daily the value of the securities. There are no percentage limits on a Fund's ability to enter into repurchase agreements. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

                  REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser). Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to such Fund's agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and a Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. The Funds do not presently intend to invest more than 5% of net assets in reverse repurchase agreements.

                  ILLIQUID SECURITIES. Each Fund does not presently intend to invest more than 15% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Such securities may include, among other things, equity swaps, loan participations and assignments, options purchased in the over-the-counter markets, repurchase agreements maturing in more than seven days, structured notes and restricted securities other than Rule 144A securities that the Adviser has determined are liquid pursuant to guidelines established by the Company's Board of Directors. Because of the absence of any liquid trading market currently for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Directors, that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Adviser will monitor the liquidity of restricted securities in a Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Where there are no readily available market quotations, the security shall be valued at fair value as determined in good faith by the Board of Directors of the Company.

                  SECURITIES OF UNSEASONED ISSUERS. Neither Fund will invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, if the aggregate investment in such securities would exceed 5% of such Fund's net assets. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than three years.

                  LENDING OF PORTFOLIO SECURITIES. To increase income on its investments, a Fund may lend its portfolio securities with an aggregate value of up to 33 1/3% of its total assets (including the loan collateral) to broker/dealers and other institutional investors. Each Fund may lend its portfolio securities on a short or long term basis to broker-dealers or institutional investors that the Adviser deems qualified, but only when the borrower maintains, with a Fund's custodian, collateral either in cash or money market instruments, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Collateral for such loans may include cash, securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank which is deemed creditworthy by the Adviser. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Such loans could involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even the loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

                  BORROWING. Each Fund may borrow up to 33 1/3 percent of its total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Additional investments will not be made when borrowings exceed 5% of a Fund's total assets. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

                  U.S. GOVERNMENT SECURITIES. The U.S. Government securities in which a Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued by U.S. Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the issuer (such as securities of the Federal Home Loan Banks, the Student Loan Marketing Association and the Tennessee Valley Authority).

                  OPTIONS AND FUTURES CONTRACTS. The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. These Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes (including currency hedging) or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into. See Appendix "B" for a description of futures contracts and options on futures contracts and the risks thereof.

                  Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  When a Fund purchases a put option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

                  There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  SHORT SALES. The Market Neutral Fund will seek, and the Long-Short Equity Fund may seek, to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

                  A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

                  Each Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" above. See Appendix "A" for a list of commercial paper ratings.


                  SUPPLEMENTAL INVESTMENT POLICIES -
                        LONG-SHORT EQUITY FUND

                  S&P 500 INDEX FUTURES AND RELATED OPTIONS. An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") at a specified future date at a price agreed upon when the contract is made. A unit is the value of the S&P 500 Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index.

                  Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The Long-Short Equity Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

                  In contrast to purchases of a common stock, no price is paid or received by the Long-Short Equity Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin". The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin", to and from the broker, will be made on a daily basis as the price of the S&P 500 Index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market". For example, when the Fund has purchased an Index Future and the price of the S&P 500 Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the S&P 500 Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a gain or a loss.

                  The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500 Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

                  Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

                  The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Long-Short Equity Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.


                           INVESTMENT LIMITATIONS

                  The Company has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of each Fund's outstanding Shares (as defined in Section 2(a)(42) of the 1940 Act). Neither Fund may:

                  1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and, (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to swaps and other derivatives are not deemed to be a pledge or other encumbrance of assets.

                  2. Issue any senior securities, except as permitted under the 1940 Act;

                  3. Act as an underwriter of securities within the meaning of the Securities Act except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

                  4. Purchase or sell real estate (including real estate limited partnership interests), provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

                  5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

                  6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, Loan Participations and Assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan; and

                  7. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and
(ii) repurchase agreements secured by the instruments described in clause (i);
(b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

                  For purposes of Investment Limitation No. 1, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

                  In addition to the fundamental investment limitations specified above, neither Fund may:

                  1. Make investments for the purpose of exercising control or management, but investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

                  2. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that a Fund may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts;

                  The policies set forth above are not fundamental and thus may be changed by the Company's Board of Directors without a vote of the shareholders.

                  Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.


                                 RISK FACTORS

                  FOREIGN SECURITIES. Investments in foreign securities are subject to certain risks, discussed below.

                  Since the securities of foreign companies are frequently denominated in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

                  As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

                  Although the Funds will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

                  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recoverable portion of foreign withholding taxes will reduce the income received from the companies in which the Funds invest. However, these foreign withholding taxes are not expected to have a significant impact.

                  REPORTING STANDARDS. Most of the foreign securities held by the Funds will not be registered with the SEC, nor will the issuers thereof be subject to SEC or other U.S. reporting requirements. Accordingly, there will be less publicly available information concerning foreign issuers of securities held by the Fund than will be available concerning U.S. companies. Foreign companies, and in particular, companies in emerging markets, are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

                  EXCHANGE RATE FLUCTUATIONS. Because foreign securities ordinarily will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect a Fund's net asset value, the value of interest and dividends earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; conversely, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions.

                  OPERATING EXPENSES. The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities. Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on those securities. Tax treaties between the United States and foreign countries however, may reduce or eliminate the amount of foreign tax to which a Fund would be subject.

                           DIRECTORS AND OFFICERS

                  The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:


                              Position             Principal Occupation
NAME AND ADDRESS AND AGE      WITH FUND            DURING PAST FIVE YEARS

*Arnold M. Reichman -50       Director             Senior Managing Director, Chief
466 Lexington  Avenue                              Operating Officer and Assistant
New York, NY 10017                                 Secretary, Warburg Pincus Asset
                                                   Management, Inc.; Director and
                                                   Executive Officer of Counsellors
                                                   Securities Inc.; Director/Trustee
                                                   of various investment companies
                                                   advised by Warburg Pincus Asset
                                                   Management, Inc.

*Robert Sablowsky -59         Director             Senior Vice President, Fahnestock Co.,
110 Wall Street                                    Inc. (a registered broker-dealer); Prior
New York, NY 10005                                 to October 1996, Executive Vice
                                                   President of Gruntal & Co., Inc. (a
                                                   registered broker-dealer).

Francis J. McKay -61          Director             Since 1963, Executive Vice President,
7701 Burholme Avenue                               Fox Chase Cancer Center (biomedical
Philadelphia, PA 19111                             research and medical care).

Marvin E. Sternberg -63       Director             Since 1974, Chairman, Director and
937 Mt. Pleasant Road                              President, Moyco Industries, Inc.
Bryn Mawr, PA  19010                               (manufacturer of dental supplies and
                                                   precision coated abrasives); since 1968,
                                                   Director and President, Mart MMM, Inc.
                                                   (formerly Montgomeryville Merchandise
                                                   Mart Inc.) and Mart PMM, Inc. (formerly
                                                   Pennsauken Merchandise Mart, Inc.)
                                                   (shopping centers); and since 1975,
                                                   Director and Executive

                                      -14-


                                                   Vice President,
                                                   Cellucap Mfg. Co., Inc. (manufacturer of
                                                   disposable headwear).

Julian A. Brodsky -64         Director             Director and Vice Chairman since 1969
1234 Market Street                                 Comcast Corporation (cable television
16th Floor                                         and communications); Director Comcast
Philadelphia, PA 19107-3723                        Cablevision of Philadelphia (cable
                                                   television and communications) and
                                                   Nextel (wireless communications).

Donald van Roden -73          Director             Self-employed businessman.  From
1200 Old Mill Lane            and Chairman of      February 1980 to March 1987, Vice
Wyomissing, PA  19610         the Board            Chairman, SmithKline Beecham Corporation
                                                   (pharmaceuticals); Director, AAA
                                                   Mid-Atlantic (auto service); Director,
                                                   Keystone Insurance Co.

Edward J. Roach -74           President            Certified Public Accountant; Vice
Suite 100                     and                  Chairman of the Board, Fox Chase Cancer
Bellevue Park                 Treasurer            Center; Trustee Emeritus, Pennsylvania
Corporate Center                                   School for the Deaf; Trustee Emeritus,
400 Bellevue Parkway                               Immaculata College; President or Vice
Wilmington, DE  19809                              President and Treasurer of various
                                                   investment companies advised by PNC
                                                   Institutional Management Corporation;
                                                   Director, The Bradford Funds, Inc.

Morgan R. Jones -59           Secretary            Chairman of the law firm of Drinker
Drinker Biddle & Realth LLP                        Biddle & Reath LLP;
1345 Chestnut Street                               Director, Rocking Horse Child
Philadelphia, PA 19107-3496                        Care Centers of America, Inc.

----------------------

*Each of Mr. Sablowsky and Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc. and Counsellors Securities, Inc., each a registered broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

                  RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                             DIRECTORS' COMPENSATION

                                                                                                     TOTAL COMPENSATION
                                                          PENSION OR                                 FROM REGISTRANT AND
                                                          RETIREMENT BENEFITS                        FUND COMPLEX1 PAID TO
                                                          ACCRUED AS PART OF    ESTIMATED ANNUAL     DIRECTORS
                                 AGGREGATE COMPENSATION   FUND EXPENSES         BENEFITS UPON
                                 FROM REGISTRANT                                RETIREMENT
NAME OF PERSON/ POSITION
Julian A. Brodsky,                  $16,000                   N/A                   N/A                  $16,000
Director
Francis J. McKay,                   $19,000                   N/A                   N/A                  $19,000
Director
Arnold M. Reichman,                 $  0                      N/A                   N/A                  $   0
Director
Robert Sablowsky,                   $ 8,000                   N/A                   N/A                  $ 8,000
Director
Marvin E. Sternberg,                $19,000                   N/A                   N/A                  $19,000
Director
Donald van Roden,                   $24,000                   N/A                   N/A                  $24,000
Director and Chairman

----------------------

1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

                  On October 24, 1990 RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to RBB. No officer, director or employee of Boston Partners Asset Management, L.P. ("Boston Partners" or the "Adviser") or the Distributor currently receives any compensation from RBB.

                        INVESTMENT ADVISORY, DISTRIBUTION
                             AND SERVICING ARRANGEMENTS


                  ADVISORY AGREEMENT. Boston Partners renders advisory services to the Funds pursuant to an Investment Advisory Agreement dated ______, 1998 (the "Advisory Agreement"). Boston Partners' general partner is Boston Partners, Inc.

                  Boston Partners has investment discretion for the Funds and will make all decisions affecting assets in the Funds under the supervision of RBB's Board of Directors and in accordance with the Funds' stated policies. Boston Partners will select investments for the Funds. For its services to each Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 2.25% and 0.10% of the Market Neutral Fund's and the Long-Short Equity Fund's respective average daily net assets. Boston Partners is currently waiving advisory fees in excess of 1.85% and 0.00% of the Market Neutral Fund's and the Long-Short Equity Fund's respective average daily net assets.

                  Each class of the Funds bears its own expenses not specifically assumed by Boston Partners. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Boston Partners; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers;
(g) organizational costs; (h) fees to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with a portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Funds and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Funds pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

                  Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Advisory Agreement was most recently approved on July 29, 1998 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of each class of each Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Funds' assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Fund
(b) holds and transfers portfolio securities on account of each Fund, (c) accepts receipts and makes disbursements of money on behalf of the Funds, (d) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Funds' operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that PNC Bank remains responsible for the performance of all of its duties under the Custodian Agreement and holds each Fund harmless from the acts and omissions of any sub-custodian.

                  PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Funds, (b) addresses and mails all communications by the Funds to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Funds. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp.

                  ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Funds pursuant to an Administration and Accounting Services Agreement dated ____________, as amended (the "Administration Agreement"). PFPC has agreed to furnish to the Funds statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds. In addition, PFPC has agreed, among other things, to prepare and file (or assist in the preparation of) certain reports with the Securities and Exchange Commission and other regulatory agencies. For its services to the Funds, PFPC is entitled to receive a fee calculated at an annual rate of .125% of each Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of May 29, 1998 (the "Distribution Agreement"), entered into by the Distributor and RBB on behalf of the Investor Classes, and a Plan of Distribution for the Investor Classes (the "Plan"), which was adopted by RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of Fund Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plan, to be calculated daily and paid monthly by the Investor Classes at the annual rate set forth in the Prospectus.

                  On July 29, 1998, the Plan was approved by RBB's Board of Directors, including the directors who are not "interested persons" of RBB and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors"). RBB believes that the Plan may benefit the Fund by increasing sales of Fund shares.

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of RBB regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by a majority of RBB's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the compensation payable to the Distributor pursuant to the Plan shall not be materially increased without approval by a vote of at least a majority of the Funds' outstanding shares; and (4) while the Plan remains in effect, the selection and nomination of RBB's directors who are not "interested persons" of RBB (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of RBB.

                  Each of Messrs. Reichman and Sablowsky, directors of RBB, has an indirect financial interest in the operation of the Plans by virtue of his position with Counsellors Securities, Inc. and Fahnestock Co., Inc., respectively, both of which are broker-dealers.

                  ADMINISTRATIVE SERVICES AGREEMENT. PDI provides certain administrative services to the Institutional Class of the Funds that are not provided by PFPC, pursuant to an Agreement dated May 29, 1998 (the "Administrative Services Agreement").

                  The Administrative Services Agreement provides that PDI shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the performance of services under the Agreement, except a loss resulting from willful misfeasance, negligence or reckless disregard of its duties and obligations thereunder.

                  As compensation for its services to the Institutional Class of the Funds under the Administrative Services Agreement, PDI receives a monthly fee for the previous month calculated at the annual rate of .15% of the average daily net assets of the Institutional Class of the Fund.

                      PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Directors, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In purchasing and selling portfolio securities, Boston Partners seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, the Adviser may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

                  Investment decisions for each Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a particular Fund.


                       PURCHASE AND REDEMPTION INFORMATION

                  RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of their respective net asset values during any 90-day period for any one shareholder of a Fund.

                  Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  The computation of the hypothetical offering price per share of an Institutional and Investor Share of a Fund based on the projected value of the Fund's estimated net assets and number of Institutional and Investor Shares outstanding is as follows:

                       BOSTON PARTNERS MARKET NEUTRAL FUND

                                  INSTITUTIONAL SHARES      INVESTOR SHARES

Net Assets.....................        $10.00                   $10.00

Outstanding Shares.............         1                        1

Net Asset Value
 per Share.....................        $10.00                   $10.00

Maximum Sales Charge...........         0%                       0%

Maximum Offering Price
  to Public....................        $10.00                   $10.00

                      BOSTON PARTNERS LONG-SHORT EQUITY FUND

                                   INSTITUTIONAL SHARES     INVESTOR SHARES

Net Assets.....................        $10.00                   $10.00

Outstanding Shares.............         1                        1

Net Asset Value
 per Share.....................        $10.00                   $10.00

Maximum Sales Charge...........         0%                       0%

Maximum Offering Price
  to Public....................        $10.00                   $10.00


                               VALUATION OF SHARES

                  The net asset values per share of each class of the Funds are calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday and subsequent Monday when one of these holidays falls on Saturday or Sunday. Net asset value per share, the value of an individual share in a Fund, is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class, and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated independently of the other classes. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

                  In determining the approximate market value of portfolio investments, each Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on a Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION

                  TOTAL RETURN. Each Fund may from time to time advertise its "average annual total return." Each Fund computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                            ERV
                                 T = [(-----)1/n - 1]
                                             P

         Where:   T =   average annual total return;

                  ERV = ending redeemable value of a hypothetical
                        $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                    P = hypothetical initial payment of $1,000; and

                    n = period covered by the computation, expressed in years.

                  Each Fund, when advertising its "aggregate total return," computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                      ERV
Aggregate Total Return =   [(-----) - 1]
                                      P

                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

                  In addition to the foregoing requirements, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from a Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

                  Each Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by a Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of a Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by each Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

                  In the case of shareholders that are corporations, distributions (other than capital gain dividends) of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by a Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. A Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

                  If for any taxable year a Fund were to fail to qualify as a regulated investment company, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions would be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions would be eligible for the dividends received deduction in the case of corporate shareholders.

                  A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of a Fund for shares of another Boston Partners Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash. However, any loss realized on a sale of shares of a Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning
30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

                  The Code imposes a nondeductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that a Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

                  A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although a Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

                    ADDITIONAL INFORMATION CONCERNING RBB SHARES

                  RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which ___ billion shares are currently classified in __ classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M

Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 100 million shares are classified as Class DDD Common Stock (Boston Partners Institutional Micro Cap), 100 million shares are classified as Class EEE Common Stock (Boston Partners Investors Micro Cap), 100 million shares are classified as Class III Common Stock (Boston Partners Institutional Market Neutral), 100 million shares are classified as Class JJJ Common Stock (Boston Partners Investor Market Neutral), 100 million shares are classified as Class KKK Common Stock (Boston Partners Institutional Long-Short Equity) 100 million shares are classified as Class LLL common stock (Boston Partners Investor Long-Short Equity) 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common

Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money),
1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money),
1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money),
1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money),
1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class III and JJJ Common Stock constitute the Boston Partners Market Neutral Fund Institutional and Investor classes, respectively. Shares of the Class KKK and LLL Common Stock constitute the Boston Partners Long-Short Equity Fund Institutional and Investor classes, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fifteen separate "families": The Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Scheider Capital Management Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in six non-money market portfolios; the Scheider Capital Management Family represents interest in one non-money market portfolio; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

                  RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of each Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of each Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).

                                  MISCELLANEOUS

                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

                  CONTROL PERSONS. As of July 29, 1998, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning the Company Shares" above. The Company does not know whether such persons also beneficially own such shares.



------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA INT'L EQUITY -                   Employees Ret Plan Marshfield Clini                          7.24%
INSTITUTIONAL                        1000 N. Oak Avenue
                                     Marshfield, WI 54449-5772
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Indiana University Foundation                                5.06%
                                     Attn: Walter L. Koon, Jr.
                                     P.O. Box 500
                                     Bloomington, IN 47402-0500
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA EMERGING MARKETS EQUITY -        Wachovia Bank North Carolina                                 45.77%
INSTITUTIONAL                        Trust Carolina Power & Light Co. Supplemental
                                     Retirement Trust
                                     P.O. Box 3073
                                     301 N. Main Street, MC NC 31057
                                     Winston-Salem, NC 27101-3819
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Clariden Bank                                                6.92%
                                     Clariden Str. 26
                                     CH-8002 Zurich
                                     Switzerland
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     National Academy of Sciences                                 5.36%
                                     2101 Constitution Ave. NW
                                     Washington, DC 20418-0006
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Arkansas Public Emp. Retirement Syst.                        31.99%
                                     124 W. Capitol Ave.
                                     Little Rock, AR 72201-3704
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA U.S. CORE EQUITY -               Werner & Pfleiderer Pension Plan                             6.77%
INSTITUTIONAL                        Employees
                                     663 E. Crescent Ave.
                                     Ramsey, NJ 07446-1287
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Credit Suisse Private Banking Dividend                       6.85%
                                     Reinvest Plan
                                     C/o Credit Suisse Pvt Bkg
                                     12 E. 49th St., 40th Floor
                                     New York, NY 10017-1028
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Washington Hebrew Congregation                               11.84%
                                     3935 Macomb St., NW
                                     Washington, DC 20016-3799
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Fleet National Bank Trst.                                    5.86%
                                     Hospital St. Raphael Malpractice
                                     Attn: 1958875010
                                     P.O. Box 92800
                                     Rochester, NY 14692-8900
------------------------------------ ------------------------------------------------ -------------------------------



                                      -31-


------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Patterson & Co.                                              47.58%
                                     P.O. Box 7829
                                     Philadelphia, PA 19101-7829
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA U.S. CORE FIXED INCOME -         Fidelity Investments Institutional Operations                5.11%
INSTITUTIONAL                        Co. Inc. (FIIOC) as Agent for Credit Suisse
                                     First Boston Employee's Savings PSP
                                     100 Magellan Way #KWIC
                                     Covington, KY 41015-1987`
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The Northern Trust Company TTEE                              13.26%
                                     Uniroyal Holdings Bond Fund
                                     c/o Uniroyal Holding Inc.
                                     70 Great Hill Road
                                     Naugatuck, CT 06770-2224
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Winifred Masterson Burke Foundation                          6.25%
                                     785 Mamaroneck Ave.
                                     White Plains, NY 10605-2593
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     New England UFCW & Employers' Pension Fund                   12.28%
                                     Board of Trustees
                                     161 Forbes Rd, Ste. 201
                                     Braintree, MA 02184-2606
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA STRATEGIC GLOBAL FIXED INCOME    Sunkist Master Trust                                         52.73%
FUND                                 14130 Riverside Dr.
                                     Sherman Oaks, CA 91423-2392
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Patterson & Co.                                              37.70%
                                     P.O. Box 7829
                                     Philadelphia, PA 19101-7829
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     State St. Bank & Trust TTEE                                  5.48%
                                     Fenway Holdings LLC Master Trust
                                     P.O. Box 470
                                     Boston, MA 02102-0470
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA HIGH YIELD- INSTITUTIONAL        Carl F Besenbach                                             18.69%
                                     Trst Michelin North America Inc.
                                     Master Trust
                                     P.O. Box 19001
                                     Greenville, SC 29602-9001
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Southdown Inc. Pension Pl                                    9.78%
                                     Mac & Co A/C SDIF8575302
                                     Mutual Fund Operations
                                     P.O. Box 3l98
                                     Pittsburgh, PA  15230-3198
------------------------------------ ------------------------------------------------ -------------------------------



                                      -32-



------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Edward J. Demske TTEE                                        5.64%
                                     Miami University Foundation
                                     202 Roudebush Hall
                                     Oxford, OH 45056
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Fidelity Investments Institutional Operations                17.33%
                                     Co. Inc. as Agent for Certain Employee
                                     Benefits Plan
                                     100 Magellan Way #KWIC
                                     Covington, KY 41015-1987
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     MAC & CO A/C CSBF8605082                                     5.27%
                                     Mutual Fund Operations
                                     P.O. Box 3198
                                     Pittsburgh, PA 15230-3198
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA MUNI BOND - INSTITUTIONAL        Arnold Leon                                                  12.58%
                                     c/o Fiduciary Trust Company
                                     P.O. Box 3199 Church Street Station
                                     New York, NY 10008-3199
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     William A. Marquard                                          35.98%
                                     2199 Maysville Rd.
                                     Carlisle, KY 40311-9716
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Leo Bogart                                                   5.21%
                                     135 Central Park West 9N
                                     New York, NY 10023-2465
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Howard Isermann                                              8.85%
                                     9 Tulane Dr.
                                     Livingston, NJ 07039-6212
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA INT'L EQUITY ADVISOR             TRANSCORP                                                    9.46%
                                     FBO William E Burns
                                     P.O. Box 6535
                                     Englewood, CO  80155-6535
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Charles Schwab & Co.                                         6.14%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     101 Montgomery Street
                                     San Francisco, CA 94104-4122
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Bob & Co.                                                    76.57%
                                     P.O. Box 1809
                                     Boston, MA 02105-1809
------------------------------------ ------------------------------------------------ -------------------------------


                                      -33-



------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA EMERGING MARKETS EQUITY -        SEMA & Co.                                                   80.01%
ADVISOR                              12E 49th St. Fl. 41
                                     New York, NY 10017-1028
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     NFSC FEBO # 114-623016                                       14.21%
                                     Fmt Co Cust IRA
                                     FBO Patricia F. Powell
                                     5811 Valley Oak Dr.
                                     Los Angeles, CA 90068-3650
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Charles Schwab & Co.                                         5.01%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     101 Montgomery Street
                                     San Francisco, CA 94104-4122
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA GLOBAL TELE- COMMUNICATIONS      E. M. Warburg Pincus & Co. Inc.                              13.01%
-ADVISOR                             Attn: Sandra Correale
                                     466 Lexington Ave.
                                     New York, NY 10017-3140
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Charles Schwab & Co.                                         6.51%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     101 Montgomery St.
                                     San Francisco, CA 94104-4122
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     John B. Hurford                                              35.44%
                                     153 E. 53rd St., Fl.  57
                                     New York, NY 10022-4611
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     FTC & Co.                                                    17.95%
                                     Attn: DATALYNX #148
                                     P.O. Box 173736
                                     Denver, CO 80217-3736
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BEA HIGH YIELD -ADVISOR              Charles Schwab & Co.                                         97.49%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     101 Montgomery St.
                                     San Francisco, CA 94104-4122
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
CASH PRESERVATION MONEY MARKET       Jewish Family and Children's Agency of Phil                 46.969%
                                     Capital Campaign
                                     Attn: S. Ramm
                                     1610 Spruce Street
                                     Philadelphia, PA 19103
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Marian E. Kunz                                              12.563%
                                     52 Weiss Ave.
                                     Flourtown, PA 19031
------------------------------------ ------------------------------------------------ -------------------------------


                                      -34-


------------------------------------ ------------------------------------------------ -------------------------------
SAMSON STREET MONEY MARKET           Saxon and Co.                                               69.816%
                                     FBO Paine Webber
                                     A/C 32 32 400 4000038
                                     P.O. Box 7780 1888
                                     Phila., PA 19182
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Wasner & Co. for Account of                                 29.418%
                 Paine Webber and Managed Assets Sundry Holdings
                                     Attn: Joe Domizio
                                     76 A 260 ABC 200 Stevens Drive
                                     Lester, PA 19113
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
CASH PRESERVATOIN                    Gary L. Lange                                               36.707%
MUNICIPAL MONEY MARKET               and Susan D. Lange
                                     JT TEN
                                     1354 Shady Knoll Ct.
                                     Longwood, FL 32750
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Andrew Diederich                                             6.662%
                                     Doris Diederich
                                     JT TEN
                                     1003 Lindeman
                                     Des Peres, MO 63131
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Kenneth Farwell                                             12.088%
                                     and Valerie Farwell
                                     3854 Sullivan
                                     St. Louis, MO 63107
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Gwendolyn Haynes                                             5.416%
                                     2757 Geyer
                                     St. Louis, MO 63104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Emil R. Hunter and                                           7.568%
                                     Mary J. Hunter JT TEN
                                     428 W. Jefferson
                                     Kirkwood, MO 63122
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
N/I MICRO CAP FUND                   Charles Schwab & Co. Inc                                    13.991%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------


                                      -35-



------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Janis Claflin, Bruce Fetzer and                              5.228%
                                     Winston Franklin, Robert Lehman Trst the John
                                     E. Fetzer Institute, Inc.
                                     U/A DTD 06-1992
                                     Attn: Christina Adams
                                     9292 West KL Ave.
                                     Kalamazoo, MI 49009
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Public Inst. For Social Security                             7.330%
                                     1001 19th St., N. 16th Flr.
                                     Arlington, VA 22209
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Portland General Holdings Inc.                              16.625%
                                     DTD 01/29/90
                                     Attn: William J. Valach
                                     121 S.W. Salmon St.
                                     Portland, OR 97202
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     State Street Bank and Trust Company                          8.494%
                                     FBO Yale Univ. Ret. Pln for Staff Emp
                                     State Street Bank & Tr Co. Master Tr. Div
                                     Attn: Kevin Sutton
                                     Solomon Williard Bldg. One Enterprise Dr.
                                     North Quincy, MA 02171
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
N/I GROWTH FUND                      Charles Schwab & Co. Inc                                    18.015%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Citibank North America Inc.                                 19.876%
                                     Trst Sargent & Lundy Retirement Trust
                                     DTD 06/01/96
                                     Mutual Fund Unit
                                     Bld. B Floor 1 Zone 7
                                     3800 Citibank Center Tampa
                                     Tampa, FL 33610-9122
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     U.S. Equity Investment Portfolio LP                          5.955%
                                     1001 N. US Hwy One Suite 800
                                     Jupiter, FL 33477
------------------------------------ ------------------------------------------------ -------------------------------


                                      -36-



------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Union Bank of California                                     5.026%
                                     Trst Sunkist Growers-Match-Svgspln
                                     Trst No. 610001154-03
                                     Mutual Funds Dept. P.O. Box 109
                                     San Diego, CA 92112
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
N/I GROWTH AND VALUE FUND            Charles Schwab & Co. Inc.                                   21.190%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The John E. Fetzer Institute Inc.                            7.635%
                                     Attn: Christina Adams
                                     9292 W. KL Ave.
                                     Kalamazoo, MI 49009
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Bankers Trust Cust Pge-Enron Foundation                      5.298%
                                     Attn: Procy Fernandez
                                     300 S. Grand Ave. 40th Floor
                                     Los Angeles, CA 90071
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
N/I LARGER CAP VALUE FUND            Charles Schwab & Co. Inc                                    18.585%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Bank of America NT & SA                                     17.965%
                                     FBO Community Hospital Central Cal Pn Pl
                                     A/C 10-35-155-2048506
                                     Attn: Mutual Funds 38615
                                     P.O. Box 513577
                                     Los Angeles, CA 90051
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The John E. Fetzer Institute, Inc.                           47.496
                                     Attn. Christina Adams
                                     9292 W. KL Ave.
                                     Kalamazoo, MI 49009
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS LARGE CAP FUND       Dr. Janice B. Yost                                          17.025%
INST SHARES                          Trst Mary Black Foundation Inc.
                                     Bell Hill - 945 E. Main St.
                                     Spartanburg, SC 29302
------------------------------------ ------------------------------------------------ -------------------------------


                                      -37-



------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Saxon And Co.                                                6.141%
                                     FBO UJF Equity Funds
                                     AC 10-01-001-0578481
                                     P.O. Box 7780-1888
                                     Philadelphia, PA 19182
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Irving Fireman's Relief & Ret Fund                           7.599%
                                     Attn: Edith Auston
                                     825 W. Irving Blvd.
                                     Irvin, TX 75060
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Wells Fargo Bank                                             6.802%
                                     Trst Stoel Rives
                                     Tr 008125
                                     P.O. Box 9800
                                     Calabasas, CA 91308
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     James B. Beam                                                6.414%
                                     Trst World Publishing Co Pft Shr Trust
                                     P.O. Box 1511
                                     Wenatchee, WA  98807
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Swanee Hunt and Charles Ansbacher                            8.238%
                                     Trst The Swanee Hunt Family Fund
                                     C/o Elizabeth  Alberti
                                     168 Brattle St.
                                     Cambridge, MA 02138
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Swanee Hunt and Charles Ansbacher                            6.325%
                                     Trst The  Hunt Alternatives Fund
                                     C/o Elizabeth  Alberti
                                     168 Brattle St.
                                     Cambridge, MA 02138
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Samuel Gary and Ronald Williams                              7.203%
                                     And David Younggren
                                     Trst Gary Tax Advantaged PRO+ PSP
                                     370 17th St. Suite 5300
                                     Denver, CO 80202
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS LARGE CAP FUND       National Financial Services Corp.                           17.855%
INVESTOR SHARES                      For the Exclusive Bene of  Our Customers
                                     Attn: Mutual Funds 5th Floor
                                     200 Liberty St I World Financial Center
                                     New York, NY 10281
------------------------------------ ------------------------------------------------ -------------------------------


                                      -38-



------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Charles Schwab & Co. Inc.                                   74.190%
                                     Special Custody Account for the Benefit of
                                     Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS MID CAP VALUE FUND   Donaldson Lufkin & Jenrette                                 11.857%
INST. SHARES                         Securities Corporation
                                     Attn: Mutual Funds
                                     P.O. Box 2052
                                     Jersey City, NJ 07303
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     North American Trst. Co.                                     5.996%
                                     FBO Cooley Godward
                                     P.O. Box 84419
                                     San Diego, CA 92138
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     John Carroll University                                      6.954%
                                     20700 N. Park Blvd.
                                     University Heights, OH 44118
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     MAC & CO.                                                    9.803%
                                     A/C BPHF 3006002
                                     Mutual Funds Operations
                                     P.O. Box 3198
                                     Pittsburgh, PA 15230-3198
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     ISTCO                                                        6.970%
                                     P.O. Box 523
                                     Belleville, IL 62222-0523
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Coastal Insurance Enterprises Inc.                           8.965%
                                     Attn: Chris Baldwin
                                     P.O. Box 240429
                                     Montgomery AL 36124
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Healthcare Workers Compensation Fund                         6.207%
                                     Attn: Chris Baldwin
                                     P.O. Box 240429
                                     Montgomery AL 36124
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS MID CAP VALUE FUND   National Financial Svcs Corp. for Exclusive                 13.294%
INV SHARES                           Bene of Our Customers Sal Vella
                                     200 Liberty St.
                                     New York, NY 10281
------------------------------------ ------------------------------------------------ -------------------------------


                                      -39-



------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Charles Schwab & Co. Inc.                                   45.603%
                                     Special Custody Account for Benefit of
                                     Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     George B. Smithy, Jr                                         5.110%
                                     38 Greenwood Rd.
                                     Wellesley, MA 02181
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Jupiter & Co.                                                5.962%
                                     c/o Investors Bank
                                     P.O. Box 9130 FPG 90
                                     Boston, MA 02010
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS BOND FUND Boston Partners Asset Mgmt LP 35.132% INSTITUTIONAL
SHARES One Financial Center 43rd Fl.
                                     Boston, MA 02111
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Chiles Foundation                                           16.727%
                                     111 S.W. Fifth Ave.
                                     4010 US Bancorp Tower
                                     Portland, OR 97204
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The Roman Catholic Diocese of                               39.114%
                                     Raleigh, NC
                                     General Endowment
                                     715 Nazareth St.
                                     Raleigh, NC 27606
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The Roman Catholic Diocese of                                8.992%
                                      Raleigh, NC
                                     Clergy Trust
                                     715 Nazareth St.
                                     Raleigh, NC 27606
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS BOND FUND INVESTOR   Charles Schwab & Co. Inc                                    77.006%
SHARES                               Special Custody Account for Benefit of
                                     Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Donaldson Lufkin & Jenrette                                  5.076%
                                     Securities Corporation
                                     Attn:  Mutual Funds
                                     P.O. Box 2052
                                     Jersey City, NJ 07303
------------------------------------ ------------------------------------------------ -------------------------------


                                      -40-



------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Stephen W. Hamilton                                         15.277%
                                     17 Lakeside Ln
                                     N. Barrington, IL 60010
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS                      Desmond J. Heathwood                                         6.809%
 MICRO CAP VALUE                     41 Chestnut St.
 FUND- INSTITUTIONAL                 Boston, MA 02108
 SHARES
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Boston Partners Asset Management LP                         67.746%
                                     One Financial Center
                                     43rd Floor
                                     Boston, MA 02111
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Wayne Archambo                                               6.809%
                                     42 DeLopa Circle
                                     Westwood, MA 02090
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     David M. Dabora                                              6.809%
                                     11 White Plains Ct.
                                     San Anselmo, CA 94960
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS                      National Financial Services Corp.                           34.856%
 MICRO CAPVALUE                      For the Exclusive Bene of our Customers
 FUND- INVESTOR                      Attn. Mutual Funds 5th Floor
SHARES                               200 Liberty St.
                                     1 World Financial Center
                                     New York, NY 10281
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Scott J. Harrington                                         62.124%
                                     54 Torino Ct.
                                     Danville, CA 94526
------------------------------------ ------------------------------------------------ -------------------------------


                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Company.

                  OTHER COMMUNICATIONS. From time to time, references to the Funds may appear in advertisements and sales literature for certain products or services offered by the Adviser, its affiliates or others, through which it is possible to invest in one or more Funds managed by the Adviser.

                  The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

                  The Funds or Adviser may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund or that employed by the Adviser (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable instruments), economic conditions, risk and volatility assessments, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. The Funds or Adviser may also include in such advertisements or communications additional information concerning the Adviser and/or its employees or owners, its management philosophies, operating strategies and other advisory clients, as well as statements about the Adviser attributed to others. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the view of the Adviser or Fund as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund or an investor generally. The Funds or Adviser may also include in advertisements charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Funds. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


          LITIGATION.  There is currently no material litigation affecting RBB.

                                                     APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of



                                      -A-1-
fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


CORPORATE LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be



                                      -A-2-
outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate debt:


                                      -A-3-

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                                 PART C

                            OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:

    Not Applicable




(b) Exhibits:                                                              SEE NOTE #
    (1)   (a)      Articles of Incorporation of Registrant.                      1
          (b)      Articles Supplementary of Registrant.                        1
          (c)      Articles of Amendment to Articles of
                   Incorporation of Registrant.                                 2
          (d)      Articles Supplementary of Registrant.                        2
          (e)      Articles Supplementary of Registrant.                        5
          (f)      Articles Supplementary of Registrant.                        6
          (g)      Articles Supplementary of Registrant.                        9
          (h)      Articles Supplementary of Registrant.                        10
          (i)      Articles Supplementary of Registrant.                        14
          (j)      Articles Supplementary of Registrant.                        14
          (k)      Articles Supplementary of Registrant.                        19
          (l)      Articles Supplementary of Registrant.                        19
          (m)      Articles Supplementary of Registrant.                        19
          (n)      Articles Supplementary of Registrant.                        19
          (o)      Articles Supplementary of Registrant.                        20
          (p)      Articles Supplementary of Registrant.                        23
          (q)      Articles Supplementary of Registrant.                        25
          (r)      Articles Supplementary of Registrant.                        27
          (s)      Articles of Amendment to Charter of the Registrant.          28
          (t)      Articles Supplementary of Registrant.                        28
          (u)      Articles Supplementary of Registrant.
          (v)      Form of Articles Supplementary relating to the Boston
                   Partners market Neutral Fund (Institutional and
                   Investor Classes) and Boston Partners Long-Short
                   Equity Fund (Institutional and Investors Classes).


                                   -1-



(b) Exhibits:                                                              SEE NOTE #
    (2)            By-Laws, as amended.                                          28

    (3)            None.

    (4)   (a)      See Articles VI, VII, VIII, IX and XI of Registrant's        1
                   Articles of Incorporation dated February 17, 1988.
          (b)      See Articles II, III, VI, XIII, and XIV of Registrant's      23
                   By-Laws as amended through April 26, 1996.

    (5)   (a)      Investment Advisory Agreement (Money Market) between         3
                   Registrant and Provident Institutional Management
                   Corporation, dated as of August 16, 1988.
          (b)      Sub-Advisory Agreement (Money Market) between                3
                   Provident Institutional Management Corporation and
                   Provident National Bank, dated as of August 16, 1988.
          (c)      Investment Advisory Agreement (Tax-Free Money                3
                   Market) between Registrant and Provident Institutional
                   Management Corporation, dated as of August 16, 1988.
          (d)      Sub-Advisory Agreement (Tax-Free Money Market)               3
                   between Provident Institutional Management Corporation and
                   Provident National Bank, dated as of August 16, 1988.
          (e)      Investment Advisory Agreement (Government                    3
                   Obligations Money  Market) between Registrant and Provident
                   Institutional Management Corporation, dated as of
                   August 16, 1988.
          (f)      Sub-Advisory Agreement (Government Obligations               3
                   Money  Market) between Provident Institutional Management
                   Corporation  and Provident National Bank, dated as of
                   August 16, 1988.
          (g)      Investment Advisory Agreement (Government Securities)        8
                   between Registrant and Provident Institutional Management
                   Corporation dated as of April 8, 1991.
          (h)      Investment Advisory Agreement (New York Municipal Money      9
                   Market) between Registrant and Provident Institutional
                   Management Corporation dated November 5, 1991.
          (i)      Investment Advisory Agreement (Tax-Free Money Market)        10
                   between Registrant and Provident Institutional Management
                   Corporation dated April 21, 1992.
          (j)      Investment Advisory Agreement (BEA International Equity      11
                   Portfolio) between Registrant and BEA Associates.
          (k)      Investment Advisory Agreement (BEA Strategic Fixed Income    11
                   Portfolio) between Registrant and BEA Associates.


                                   -2-



(b) Exhibits:                                                              SEE NOTE #
          (l)      Investment Advisory Agreement (BEA Emerging Markets Equity   11
                   Portfolio) between Registrant and BEA Associates.
          (m)      Investment Advisory Agreement (BEA U.S. Core Equity          15
                   Portfolio) between Registrant and BEA Associates, dated as of October 27, 1993.
          (n)      Investment Advisory Agreement (BEA U.S. Core Fixed Income    15
                   Portfolio) between Registrant and BEA Associates, dated as of October 27, 1993.
          (o)      Investment Advisory Agreement (BEA Global Fixed Income       15
                   Portfolio) between Registrant and BEA Associates, dated as of October 27, 1993.
          (p)      Investment Advisory Agreement (BEA Municipal Bond Fund       15
                   Portfolio) between Registrant and BEA Associates, dated as of October 27, 1993.
          (q)      Investment Advisory Agreement (BEA Balanced) between         16
                   Registrant and BEA Associates.
          (r)      Investment Advisory Agreement (BEA Short Duration Portfolio) 16
                   between Registrant and BEA Associates.
          (s)      Investment Advisory Agreement (n/i Micro Cap Fund) between   23
                   Registrant and Numeric Investors, L.P.
          (t)      Investment Advisory Agreement (n/i Growth Fund) between      23
                   Registrant and Numeric Investors, L.P.
          (u)      Investment Advisory Agreement (n/i Growth & Value            23
                   Fund) between Registrant and Numeric Investors,
                   L.P.
          (v)      Investment Advisory Agreement (BEA Global Telecommunications 24
                   Portfolio) between Registrant and BEA Associates.
          (w)      Investment Advisory Agreement (Boston Partners Large         26
                   Cap Value Fund) between Registrant and Boston
                   Partners Asset Management, L.P.
          (x)      Investment Advisory Agreement (Boston Partners Mid           28
                   cap Value Fund) between Registrant and Boston
                   Partners Asset Management, L.P.
          (y)      Investment Advisory Agreement (n/i Larger Cap Value Fund)    31
                   between Registrant and Numeric Investors, L.P. dated
                   December 1, 1997.
          (z)      Investment Advisory Agreement (Boston Partners Bond          31
                   Fund) between Registrant and Boston Partners
                   Asset Management, L.P. dated December 1, 1997.
          (aa)     Form of Investment Advisory Agreement (Schneider Capital     32
                   Management Value Fund) between Registrant and Schneider
                   Capital Management Company.

                                   -3-



(b) Exhibits:                                                              SEE NOTE #
          (bb)     Form of Investment Advisory Agreement (BEA Long-Short Market 33
                   Neutral Fund) between Registrant and BEA Associates.
          (cc)     Form of Investment Advisory Agreement (BEA Long-Short        33
                   Equity Fund) between Registrant and BEA Associates.
          (dd)     Form of Investment Advisory Agreement (Boston Partners Micro 34
                   Cap Value Fund) between Registrant and Boston Partners Asset
                   Management, L.P.
          (ee)     Form of Investment Advisory Agreement (BEA Select Economic   35
                   Value Equity Fund) between Registrant and BEA Associates.
          (ff)     Form of Investment Advisory Agreement (Boston Partners
                   Market Neutral Fund) between Registrant and Boston
                   Partners Asset Management, L.P.
          (gg)     Form of Investment Advisory Agreement (Boston Partners
                   Long-Short Equity Fund) between Registrant and Boston
                   Partners Asset Management, L.P.

(6)       (a)      Distribution Agreement between Registrant and                36
                   Provident  Distributors, Inc. dated as of May 29, 1998.
          (b)      Form of Distribution Agreement Supplement between
                   Registrant and Provident Distributors, Inc. (Boston
                   Partners Market Neutral Fund - Institutional Class).
          (c)      Form of Distribution Agreement Supplement between
                   Registrant and Provident Distributors, Inc. (Boston
                   Partners Market Neutral Fund-Investor Class).
          (d)      Form of Distribution Agreement Supplement between
                   Registrant and Provident Distributors, Inc. (Boston
                   Partners Long-Short Equity Fund-Institutional Class).
          (e)      Form of Distribution Agreement Supplement between
                   Registrant and Provident Distributors, Inc. (Boston
                   Partners Long-Short Equity Fund-Investor Class).

(7)       Fund Office Retirement Profit-Sharing and Trust Agreement, dated as   29
          of October 24, 1990, as amended.

(8)       (a)      Custodian Agreement between Registrant and Provident         3
                   National Bank dated as of August 16, 1988.
          (b)      Sub-Custodian Agreement among The Chase Manhattan Bank,      10
                   N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's
                   foreign securities.
          (c)      Amendment No. 1 to Custodian Agreement dated August 16,      9
                   1988.


                                   -4-



(b) Exhibits:                                                              SEE NOTE #
          (d)      Agreement between Brown Brothers Harriman & Co. and          10
                   Registrant on behalf of BEA International Equity
                   Portfolio, dated September 18, 1992.
          (e)      Agreement between Brown Brothers Harriman & Co. and          10
                   Registrant on behalf of BEA Strategic Fixed Income
                   Portfolio, dated September 18, 1992.
          (f)      Agreement between Brown Brothers Harriman & Co. and          10
                   Registrant on behalf of BEA Emerging Markets Equity
                   Portfolio, dated September 18, 1992.
          (g)      Agreement between Brown Brothers Harriman & Co. and          15
                   Registrant on behalf of BEA Emerging Markets Equity, BEA
                   International Equity, BEA Strategic Fixed Income and BEA
                   Global Fixed Income Portfolios, dated as of
                   November 29, 1993.
          (h)      Agreement between Brown Brothers Harriman & Co. and          15
                   Registrant on behalf of BEA U.S. Core Equity and BEA U.S.
                   Core Fixed Income Portfolios dated as of November 29, 1993.
          (i)      Custodian Contract between Registrant and State Street Bank  18 and Trust Company.
          (j)      Custody Agreement between Registrant and Custodial Trust     23
                   Company on behalf of n/i Micro Cap Fund, n/i Growth Fund and
                   n/i Growth & Value Fund Portfolios of the Registrant.
          (k)      Custodian Agreement Supplement Between Registrant
                   and PNC 26 Bank, National Association dated October
                   16, 1996.
          (l)      Custodian Agreement Supplement between Registrant and Brown  27
                   Brothers Harriman & Co. on behalf of the BEA Municipal Bond
                   Fund.
          (m)      Custodian Agreement Supplement between Registrant and PNC    28
                   Bank, National Association, on behalf of the Boston Partners
                   Mid Cap Value Fund.
          (n)      Custody Agreement between Registrant and Custodial Trust     31
                   Company on behalf of the n/i Larger Cap Value Fund.
          (o)      Custodian Agreement Supplement between Registrant
                   and PNC 31 Bank, N.A. on behalf of the Boston
                   Partners Bond Fund.
          (p)      Form of Custodian Agreement Supplement between Registrant    32
                   and PNC Bank, N.A. on behalf of the Schneider Capital
                   Management Value Fund.
          (q)      Form of Custodian Agreement between Registrant and Custodial 33
                   Trust Company on behalf of the BEA Long-Short Market Neutral and the BEA Long-Short Equity Funds.
          (r)      Form of Custodian Agreement Supplement between               34
                   Registrant and PNC Bank, N.A. on behalf of the
                   Boston Partners Micro Cap Value Fund.

                                   -5-



(b) Exhibits:                                                              SEE NOTE #

          (s)      Form of Custodian Agreement Supplement between Registrant    35
                   and Brown Brothers Harriman & Co. on behalf of the BEA
                   Select Economic Value Equity Fund.
          (t)      Form of Custodian Agreement Supplement between Registrant    36
                   and Brown Brothers Harriman & Co. on behalf of the BEA U.S.
                   Core Equity Fund Advisor Class.
          (u)      Form of Custodian Agreement Supplement between Registrant
                   and PNC Bank, N.A. on behalf of Boston Partners Market
                   Neutral Fund.
          (v)      Form of Custodian Agreement Supplement between Registrant
                   and PNC Bank, N.A. on behalf of Boston Partners Long-Short
                   Equity Fund.
(9)       (a)      Transfer Agency Agreement (Sansom Street) between            3
                   Registrant and Provident Financial Processing Corporation,
                   dated as of  August 16, 1988.
          (b)      Transfer Agency Agreement (Cash Preservation) between        3
                   Registrant and Provident Financial Processing Corporation,
                   dated as of August 16, 1988.
          (c)      Shareholder Servicing Agreement (Sansom Street Money         3
                   Market).
          (d)      Shareholder Servicing Agreement (Sansom Street Tax-Free      3
                   Money  Market).
          (e)      Shareholder Servicing Agreement (Sansom Street Government    3
                   Obligations Money Market).
          (f)      Shareholder Services Plan (Sansom Street Money Market).      3
          (g)      Shareholder Services Plan (Sansom Street Tax-Free            3
                   Money Market).
          (h)      Shareholder Services Plan (Sansom Street Government          3
                   Obligations Money Market).
          (i)      Transfer Agency Agreement (Bedford) between Registrant and   3
                   Provident Financial Processing Corporation, dated as of
                   August 16, 1988.
          (j)      Administration and Accounting Services Agreement between     8
                   Registrant and Provident Financial Processing Corporation,
                   relating to government Securities Portfolio, dated as of
                   April 10, 1991.
          (k)      Administration and Accounting Services Agreement between     9
                   Registrant and Provident Financial Processing Corporation,
                   relating to New York Municipal Money Market Portfolio dated as of November 5, 1991.
          (l)      Administration and Accounting Services Agreement between     10
                   Registrant and Provident Financial Processing Corporation
                   (BEA International Equity) dated September 18, 1992.

                                   -6-



(b) Exhibits:                                                              SEE NOTE #
          (m)      Administration and Accounting Services Agreement between     10
                   Registrant  and Provident Financial Processing Corporation
                   (BEA Strategic Fixed Income) dated September 18, 1992.
          (n)      Administration and Accounting Services Agreement between     10
                   Registrant and Provident Financial Processing Corporation
                   (BEA Emerging Markets Equity) dated September 18, 1992.
          (o)      Transfer Agency Agreement and Supplements (Bradford, Alpha   9
                   (now known as Janney), Beta, Gamma, Delta, Epsilon, Zeta,
                   Eta and Theta) between Registrant and Provident Financial
                   Processing Corporation dated as of November 5, 1991.
          (p)      Transfer Agency Agreement Supplement (BEA) between           9
                   Registrant anD Provident Financial Processing Corporation
                   dated as of September 19, 1992.
          (r)      Administration and Accounting Services Agreement between     10
                   Registrant and Provident Financial Processing Corporation,
                   relating to Tax-Free Money Market Portfolio, dated as of
                   April 21, 1992.
          (s)      Transfer Agency Agreement Supplement (BEA U.S. Core Equity,  15
                   BEA U.S. Core Fixed Income, BEA Global Fixed Income and BEA
                   Municipal  Bond Fund Portfolios) between Registrant and
                   PFPC Inc. dated as October 27, 1993.
          (t)      Administration and Accounting Services Agreement between     15
                   Registrant and PFPC Inc. relating to BEA U.S. Core Equity
                   Portfolio dated as of October 27, 1993.
          (u)      Administration and Accounting Services Agreement between     15
                   Registrant and PFPC Inc. (BEA U.S. Core Fixed Income
                   Portfolio) dated October 27, 1993.
          (v)      Administration and Accounting Services Agreement between     15
                   Registrant and PFPC Inc. (International Fixed Income
                   Portfolio) dated October 27, 1993.
          (w)      Administration and Accounting Services Agreement between     15
                   Registrant and PFPC Inc. (Municipal Bond Fund Portfolio)
                   dated October 27,  1993.
          (x)      Transfer Agency Agreement Supplement (BEA Balanced and Short 18
                   Duration Portfolios) between Registrant and PFPC Inc. dated
                   October 26, 1994.
          (y)      Administration and Accounting Services Agreement between     18
                   Registrant and PFPC Inc. (BEA Balanced Portfolio) dated
                   October 26, 1994.
          (z)      Administration and Accounting Services Agreement             18
                   between Registrant and PFPC Inc. (BEA Short
                   Duration Portfolio) dated October 26, 1994.
          (aa)     Transfer Agency and Service Agreement between Registrant     21
                   and State Street Bank and Trust Company and PFPC, Inc.
                   dated February 1, 1995.

                                   -7-



(b) Exhibits:                                                              SEE NOTE #
          (bb)     Supplement to Transfer Agency and Service Agreement between  21
                   Registrant, State Street Bank and Trust Company, Inc. and
                   PFPC dated April 10, 1995.
          (cc)     Amended and Restated Credit Agreement dated December         22
                   15, 1994.
          (dd)     Transfer Agency Agreement Supplement (n/i Micro Cap Fund,    23
                   n/i Growth Fund and n/i Growth & Value Fund) between
                   Registrant and PFPC, Inc. dated April 14, 1996.
          (ee)     Administration and Accounting Services Agreement between     23
                   Registrant and PFPC, Inc. (n/i Micro Cap Fund) dated
                   April 24, 1996.
          (ff)     Administration and Accounting Services Agreement between     23
                   Registrant and PFPC, Inc. (n/i Growth Fund) dated
                   April 24, 1996.
          (gg)     Administration and Accounting Services Agreement between     23
                   Registrant and PFPC, Inc. (n/i Growth & Value Fund) dated
                   April 24, 1996.
          (hh)     Administration and Accounting Services Agreement between     24
                   Registrant and PFPC, Inc. (BEA Global Telecommunications
                   Portfolio).
          (ii)     Co-Administration Agreement between Registrant Investor      24
                   and BEA Associates (BEA International Equity Investor
                   Portfolio).
          (jj)     Co-Administration Agreement between Registrant and BEA       24
                   Associates (BEA International Equity Advisor Portfolio).
          (kk)     Co-Administration Agreement between Registrant and BEA       24
                   Associates (BEA Emerging Markets Equity Investor Portfolio).
          (ll)     Co-Administration Agreement between Registrant and BEA       24
                   Associates (BEA Emerging Markets Equity Advisor Portfolio).
          (mm)     Co-Administration Agreement between Registrant and BEA       24
                   Associates (BEA High Yield Investor Portfolio).
          (nn)     Co-Administration Agreement between Registrant and BEA       24
                   Associates (BEA High Yield Advisor Portfolio).
          (oo)     Co-Administration Agreement between Registrant and BEA       24
                   Associates (BEA Global Telecommunications Investor
                   Portfolio).
          (pp)     Co-Administration Agreement between Registrant and BEA       24
                   Associates (BEA Global Telecommunications Advisor Portfolio).
          (qq)     Transfer Agreement and Service Agreement between Registrant  24 and State Street Bank and Trust Company.
          (rr)     Administration and Accounting Services Agreement between     27
                   the Registrant and PFPC Inc. dated October 16, 1996 (Boston
                   Partners Large Cap Value Fund).

                                   -8-



(b) Exhibits:                                                              SEE NOTE #
          (ss)     Transfer Agency Agreement Supplement between Registrant      26
                   and PFPC Inc. (Boston Partners Large Cap Value Fund,
                   Institutional Class).
          (tt)     Transfer Agency Agreement Supplement between Registrant and  26
                   PFPC Inc. (Boston Partners Large Cap Value Fund, Investor
                   Class).
          (uu)     Transfer Agency Agreement Supplement between Registrant and  26
                   PFPC Inc. (Boston Partners Large Cap Value Fund, Advisor
                   Class).
          (vv)     Transfer Agency Agreement Supplement between Registrant and  28
                   PFPC Inc., (Boston Partners Mid Cap Value Fund,
                   Institutional Class).
          (ww)     Transfer Agency Agreement Supplement between Registrant and  28
                   PFPC Inc., (Boston Partners Mid Cap Value Fund, Investor
                   Class).
          (xx)     Administration and Accounting Services Agreement between     28
                   Registrant and PFPC Inc. dated, May 30, 1997 (Boston
                   Partners Mid Cap Value Fund).
          (yy)     Transfer Agency Agreement Supplement (n/i Larger Cap Value   31
                   Fund) between Registrant and PFPC, Inc. dated
                   December 1, 1997.
          (zz)     Administration and Accounting Services Agreement between     31
                   Registrant and PFPC, Inc. dated December 1, 1997 (n/i Larger
                   Cap Value Fund).
          (aaa)    Co-Administration Agreement between Registrant and Bear      31
                   Stearns Funds Management, Inc. dated December 1, 1997 (n/i
                   Larger Cap Value Fund).
          (bbb)    Transfer Agency Agreement Supplement between Registrant and  31
                   PFPC, Inc. dated December 1, 1997 (Boston Partners Bond
                   Fund, Institutional Class).
          (ccc)    Transfer Agency Agreement Supplement between Registrant and  31
                   PFPC, Inc. dated December 1, 1997 (Boston Partners Bond
                   Fund, Investor Class).
          (ddd)    Administration and Accounting Services Agreement between     31
                   Registrant and PFPC, Inc. dated December 1, 1997 (Boston
                   Partners Bond Fund).
          (eee)    Form of Administration and Accounting Services Agreement     32
                   between Registrant and PFPC Inc. (Schneider Capital
                   Management Value Fund).
          (fff)    Form of Transfer Agency Agreement Supplement between         32
                   Registrant and PFPC Inc. (Schneider Capital Management
                   Value Fund).
          (ggg)    Form of Administration and Accounting Services Agreement     33
                   between Registrant and PFPC Inc. (BEA Long-Short Market
                   Neutral Fund).
          (hhh)    Form of Administration and Accounting Services Agreement    33
                   between Registrant and PFPC Inc.  (BEA Long-Short Equity
                   Fund).

                                   -9-



(b) Exhibits:                                                              SEE NOTE #
          (iii)    Form of Co-Administration Agreement between Registrant and   33
                   BEA Associates (BEA Long-Short Market Neutral Fund).
          (jjj)    Form of Co-Administration Agreement between Registrant and   33
                   BEA Associates (BEA Long-Short Equity Fund).
          (kkk)    Form of Transfer Agency Agreement Supplement between         33
                   Registrant and State Street Bank & Trust Company (BEA Long-
                   Short Market Neutral Fund institutional Class).
          (lll)    Form of Transfer Agency Agreement Supplement between         33
                   Registrant and State Street Bank & Trust Company (BEA
                   Long-Short Market Neutral Fund Advisor Class).
          (mmm)    Form of Transfer Agency Agreement Supplement between         33
                   Registrant and State Street Bank & Trust Company (BEA
                   Long-Short Equity Fund Institutional Class).
          (nnn)    Form of Transfer Agency Agreement Supplement between         33
                   Registrant and State Street Bank & Trust Company (BEA
                   Long-Short Equity Fund Advisor Class).
          (ooo)    Form of Transfer Agency Agreement Supplement between         34
                   Registrant and PFPC, Inc. (Boston Partners Micro Cap Value
                   Fund, Institutional Class).
          (ppp)    Form of Transfer Agency Agreement Supplement between         34
                   Registrant and PFPC, Inc. (Boston Partners Micro Cap Value
                   Fund, Investor Class).
          (qqq)    Form of Administration and Accounting Services Agreement     34
                   between Registrant and PFPC, Inc. (Boston Partners Micro
                   Cap Value Fund).
          (rrr)    Form of Transfer Agency Agreement Supplement between         35
                   Registrant and State Street Bank and Trust Company (BEA
                   Select Economic Value Equity Fund Institutional Class).
          (sss)    Form of Transfer Agency Agreement Supplement between         35
                   Registrant and State Street Bank and Trust Company (BEA
                   Select Economic Value Equity Fund Advisor Class).
          (ttt)    Form of Administrative and Accounting Services Agreement     35
                   between Registrant and PFPC, Inc. (BEA Select Economic
                   Value Equity Fund).
          (uuu)    Form of Co-Administrative Agreement between Registrant and   35
                   BEA Associates (BEA Select Economic Value Equity Fund
                   Advisor Class).
          (vvv)    Form of Transfer Agency Agreement Supplement between         36
                   Registrant and State Street Bank and Trust Company (BEA
                   U.S. Core Equity Fund Advisor Class).
          (www)    Form of Co-Administration Agreement between Registrant and   36
                   BEA Associates (BEA U.S. Core Equity Fund Advisor Class).

                                   -10-



(b) Exhibits:                                                              SEE NOTE #
          (xxx)    Administrative Services Agreement between Registrant and     36
                   Provident Distributors, Inc. dated as of May 29, 1998 and
                   relating to the n/i funds,  Schneider Small Cap Value Fund, and Institutional Shares of the Boston Partners and
                   BEA Funds.
          (yyy)    Form of Administrative Services Agreement Supplement
                   between Registrant and Provident Distributors, Inc. relating to the Boston Partners Market Neutral Fund
                   (Institutional Class).
          (zzz)    Form of Administrative Services Agreement Supplement
                   between Registrant and Provident Distributors, Inc.
                   relating to the Boston Partners Long-Short Equity Fund
                   (Institutional Class).
          (aaaa)   Form of Administrative and Accounting Services Agreement
                   between Registrant and PFPC, Inc. (Boston Partners Market
                   Neutral Fund-Institutional and Investor Classes).
          (bbbb)   Form of Administrative and Accounting Services Agreement
                   between Registrant and PFPC, Inc. (Boston Partners
                   Long-Short Equity Fund-Institutional and Investor Classes).
          (cccc)   Form of Transfer Agency Agreement Supplement between
                   Registrant and PFPC, Inc. (Boston Partners Market Neutral
                   Fund-Institutional and Investor Classes).
          (dddd)   Form of Transfer Agency Agreement Supplement between
                   Registrant and PFPC, Inc. (Boston Partners Long-Short
                   Equity Fund-Institutional and Investor Classes).

    (10)  (a)     Opinion of Drinker Biddle & Reath LLP as to validity of
                  shares issued.

    (11)  (a)      Consent of Drinker Biddle & Reath LLP.


    (12)           None.

    (13)  (a)      Subscription Agreement (relating to Classes A through N).    2
          (b)      Subscription Agreement between Registrant and Planco         7
                   Financial Services, Inc., relating to Classes O and P.
          (c)      Subscription Agreement between Registrant and Planco         7
                   Financial Services, Inc., relating to Class Q.
          (d)      Subscription Agreement between Registrant and Counsellors    9
                   Securities Inc. relating to Classes R, S, and Alpha 1
                   through Theta 4.


                                   -11-



(b) Exhibits:                                                              SEE NOTE #
          (e)      Subscription Agreement between Registrant and Counsellors    10
                   Securities Inc. relating to Classes T, U and V.
          (f)      Subscription Agreement between Registrant and Counsellor's   18
                   Securities Inc. relating to Classes BB and CC.
          (g)      Purchase Agreement between Registrant and Numeric            23
                   Investors, L.P. relating to Class FF (n/i Micro Cap Fund).
          (h)      Purchase Agreement between Registrant and Numeric            23
                   Investors, L.P. relating to Class GG (n/i Growth Fund).
          (i)      Purchase Agreement between Registrant and Numeric            23
                   Investors, L.P. relating to Class HH (n/i Growth & Value
                   Fund).
          (j)      Subscription Agreement between Registrant and Counsellors    24
                   Securities, Inc. relating to Classes II through PP.
          (k)      Purchase Agreement between Registrant and Boston Partners    27
                   Asset Management, L.P. relating to Classes QQ, RR and SS
                   (Boston Partners Large Cap Value Fund).
          (l)      Purchase Agreement between Registrant and Boston Partners    28
                   Asset Management, L.P. relating to Classes TT and UU (Boston
                   Partners Mid Cap Value Fund).
          (m)      Purchase Agreement between Registrant and Boston Partners    31
                   Asset Management L.P.relating to Classes VV and WW (Boston
                   Partners Bond Fund).
          (n)      Purchase Agreement between Registrant and Numeric            31
                   Investors, L.P. relating to Class XX (n/i Larger Cap Value
                   Fund).
          (o)      Form of Purchase Agreement between Registrant and            33
                   BEA Associates relating to Classes ZZ and AAA
                   (BEA Long-Short Market Neutral Fund).
          (p)      Form of Purchase Agreement between Registrant and            33
                   BEA Associates relating to Classes BBB and CCC
                   (BEA Long-Short Equity Fund).
          (q)      Form of Purchase Agreement between Registrant and Boston     34
                   Partners Asset Management, L.P. relating to Classes DDD and
                   EEE (Boston Partners Micro Cap Value Fund).
          (r)      Form of Purchase Agreement between Registrant and BEA        35
                   Associates relating to Classes FFF and GGG (BEA Select
                   Economic Value Equity Fund).
          (s)      Form of Purchase Agreement between Registrant and            36
                   BEA Associates relating to Class HHH (BEA U.S.
                   Core Equity Fund).
          (t)      Form of Purchase Agreement between Registrant and Boston
                   Partners relating to Classes III and JJJ (Boston Partners
                   Market Neutral Fund).
          (u)      Form of Purchase Agreement between Registrant and Boston
                   Partners relating to Classes KKK and LLL (Boston Partners
                   Long-Short Equity Fund).

                                   -12-



(b) Exhibits:                                                              SEE NOTE #
    (14)              None.

    (15)  (a)      Plan of Distribution (Sansom Street Money Market).           3
          (b)      Plan of Distribution (Sansom Street Tax-Free Money Market).  3
          (c)      Plan of Distribution (Sansom Street Government Obligations   3
                   Money Market).
          (d)      Plan of Distribution (Cash Preservation Money).              3
          (e)      Plan of Distribution (Cash Preservation Tax-Free             3
                   Money Market).
          (f)      Plan of Distribution (Bedford Money Market).                 3
          (g)      Plan of Distribution (Bedford Tax-Free Money Market).        3
          (h)      Plan of Distribution (Bedford Government Obligations         3
                   Money Market).
          (i)      Plan of Distribution (Income Opportunities High Yield).      7
          (j)      Amendment No. 1 to Plans of Distribution (Classes A          8
                   through Q).
          (k)      Plan of Distribution (Alpha (now known as Janney)            9
                   Money Market).
          (l)      Plan of Distribution (Alpha (now known as Janney)            9
                   Tax-Free Money Market (now known as the Municipal
                   Money Market)).
          (m)      Plan of Distribution (Alpha (now known as Janney)            9
                   Government Obligations Money Market).
          (n)      Plan of Distribution (Alpha (now known as Janney) New York   9
                   Municipal Money Market).
          (o)      Plan of Distribution (Beta Money Market).                    9
          (p)      Plan of Distribution (Beta Tax-Free Money Market).           9
          (q)      Plan of Distribution (Beta Government Obligations            9
                   Money Market).
          (r)      Plan of Distribution (Beta New York Money Market).           9
          (s)      Plan of Distribution (Gamma Money Market).                   9
          (t)      Plan of Distribution (Gamma Tax-Free Money Market).          9
          (u)      Plan of Distribution (Gamma Government Obligations           9
                   Money Market).
          (v)      Plan of Distribution (Gamma New York Municipal               9
                   Money Market).
          (w)      Plan of Distribution (Delta Money Market).                   9
          (x)      Plan of Distribution (Delta Tax-Free Money Market).          9

                                   -13-



(b) Exhibits:                                                              SEE NOTE #
          (y)      Plan of Distribution (Delta Government Obligations           9
                   Money Market).
          (z)      Plan of Distribution (Delta New York Municipal               9
                   Money Market).
          (aa)     Plan of Distribution (Epsilon Money Market).                 9
          (bb)     Plan of Distribution (Epsilon Tax-Free Money Market).        9
          (cc)     Plan of Distribution (Epsilon Government Municipal           9
                   Money Market).
          (dd)     Plan of Distribution (Epsilon New York Municipal             9
                   Money Market).
          (ee)     Plan of Distribution (Zeta Money Market).                    9
          (ff)     Plan of Distribution (Zeta Tax-Free Money Market).           9
          (gg)     Plan of Distribution (Zeta Government Obligations            9
                   Money Market).
          (hh)     Plan of Distribution (Zeta New York Municipal                9
                   Money Market).
          (ii)     Plan of Distribution (Eta Money Market).                     9
          (jj)     Plan of Distribution (Eta Tax-Free Money Market).            9
          (kk)     Plan of Distribution (Eta Government Obligations Money       9
                   Market).
          (ll)     Plan at Distribution (Eta New York Municipal Money Market).  9
          (mm)     Plan of Distribution (Theta Money Market).                   9
          (nn)     Plan of Distribution (Theta Tax-Free Money Market).          9
          (oo)     Plan of Distribution (Theta Government Obligations           9
                   Money Market).
          (pp)     Plan of Distribution (Theta New York Municipal               9
                   Money Market).
          (qq)     Plan of Distribution (BEA International Equity Investor).    24
          (rr)     Plan of Distribution (BEA International Equity Advisor).     24
          (ss)     Plan of Distribution (BEA Emerging Markets Equity Investor). 24
          (tt)     Plan of Distribution (BEA Emerging Markets Equity Advisor).  24
          (uu)     Plan of Distribution (BEA High Yield Investor).              24
          (vv)     Plan of Distribution (BEA High Yield Advisor).               24
          (ww)     Plan of Distribution (BEA Global Telecommunications          24
                   Investor).
          (xx)     Plan of Distribution (BEA Global Telecommunications          24
                   Advisor).
          (yy)     Plan of Distribution (Boston Partners Large Cap Value Fund   26
                   Institutional Class).
          (zz)     Plan of Distribution (Boston Partners Large Cap Value Fund   27
                   Investor Class).
          (aaa)    Plan of Distribution (Boston Partners Large Cap Value Fund   27
                   Advisor Class).

                                   -14-



(b) Exhibits:                                                              SEE NOTE #
          (bbb)    Plan of Distribution (Boston Partners Mid Cap Value Fund     27
                   Investor Class).
          (ccc)    Plan of Distribution (Boston Partners Mid Cap Value Fund     27
                   Institutional Class).
          (ddd)    Plan of Distribution (Boston Partners Bond Fund              31
                   Institutional Class).
          (eee)    Plan of Distribution (Boston Partners Bond Fund Investor     31
                   Class).
          (fff)    Form of Plan of Distribution Pursuant to Rule 12b-1 (BEA     33
                   Long-Short Equity Fund Advisor Class).
          (ggg)    Form of Plan of Distribution Pursuant to Rule  12b-1 (BEA    33
                   Long-Short Market Neutral Fund Advisor Class).
          (hhh)    Form of Plan of Distribution (Boston Partners Micro Cap      34
                   Value Fund Institutional Class).
          (iii)    Form of Plan of Distribution (Boston Partners Micro Cap      34
                   Value Fund Investor Class).
          (jjj)    Form of Plan of Distribution pursuant to Rule 12b-1 (BEA     35
                   Select Economic Value Equity Fund Advisor Class).
          (kkk)    Form of Plan of Distribution pursuant to Rule 12b-1 (BEA     36
                   U.S. Core Equity Fund Advisor Class).
          (lll)    Amendment to Plans of Distribution purusant to Rule 12b-1.
          (mmm)    Form of Plan of Distribution pursuant to Rule 12b-1
                   (Boston Partners Market Neutral Fund-Investor Class).
          (nnn)    Form of Plan of Distribution purusant to Rule 12b-1
                   (Boston Partners Long-Short Equity Fund-Investor Class).
    (16)  (a)      Schedule for Computation of Performance Quotations for the   29
                   Money Market and Boston Partners Portfolios.
          (b)      Schedule for Computation of Performance Quotations for the   30
                   BEA Portfolios.
          (c)      Schedule for Computation of Performance Quotations for the   31
                   n/i Portfolios.
    (17)           None.
    (18)           Form of Amended 18F-3 Plan.
    (27)  Inapplicable

NOTE #

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registration Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed an December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.

25 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

26 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

27 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

28 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

29 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

30 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 50 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

31 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

32 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 52 to the Registrant's Registration Statement (33-20827) filed on January 23, 1998.

33 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.

34 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 54 to the Registrant's Registration Statement (33-20827) filed on April 17, 1998.

35 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 55 to the Registrant's Registration Statement (33-20827) filed on April 28, 1998.

36 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 56 to the Registrant's Registration Statement (33-20827) filed on June 25, 1998.


Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None.

Item 26.   NUMBER OF HOLDERS OF SECURITIES

           The following information is given as of July 30, 1998.

TITLE OF CLASS OF COMMON STOCK                         NUMBER OF RECORD HOLDERS
------------------------------                         ------------------------
a)    Cash Preservation Money Market                                   39
b)    Cash Preservation Municipal Money Market                         52
c)    Sansom Street Money Market                                        3
d)    Sansom Street Municipal Money Market                              0
e)    Sansom Street Government Obligations Money Market                 0
f)    Bedford Money Market                                          82527
g)    RBB Government Securities                                       479
h)    Bedford Municipal Money Market                                 4922
i)    Bedford Government Obligations Money Market                    7901
j)    BEA International Equity - Institutional Class                  428
k)    BEA International Equity - Investor Class                         0
l)    BEA International Equity - Advisor Class                         17
m)    BEA High Yield - Institutional Class                             85
n)    BEA High Yield - Investor Class                                   0
o)    BEA High Yield - Advisor Class                                   12
p)    BEA Emerging Markets Equity - Institutional Class                28
q)    BEA Emerging Markets Equity - Investor Class                      0
r)    BEA Emerging Markets Equity - Advisor Class                       9
s)    BEA U.S. Core Equity - Institutional Class                       70
t)    BEA U.S. Core Equity - Advisor Class                              0
u)    BEA U.S. Core Fixed Income                                       81
v)    BEA Strategic Global Fixed Income                                17
w)    BEA Municipal Bond Fund                                          37
x)    BEA Short Duration                                                0
y)    BEA Balanced                                                      0
z)    BEA Global Telecommunications - Investor Class                    0
aa)   BEA Global Telecommunications - Advisor Class                    39
bb)   BEA Long-Short Market Neutral - Institutional Class               0
cc)   BEA Long-Short Market Neutral - Advisor Class                     0
dd)   BEA Long-Short Equity - Institutional Class                       0
ee)   BEA Long-Short Equity - Advisor Class                             0
ff)   BEA Select Economic Value Equity - Institutional Class            0
gg)   BEA Select Economic Value Equity - Advisor Class                  0
hh)   Janney Montgomery Scott
      Money Market                                                 106501
ii)   Janney Montgomery Scott
      Municipal Money Market                                         4346
jj)   Janney Montgomery Scott
      Government Obligations Money Market                           33579

kk)   Janney Montgomery Scott
      New York Municipal Money Market                                1409
ll)   ni Micro Cap                                                   3394
mm)   ni Growth                                                      3239
nn)   ni Growth & Value                                              6411
oo)   ni Larger Cap Value                                             655
pp)   Boston Partners Large Cap Value Fund - Institutional
      Class                                                            43
qq)   Boston Partners Large Cap Value Fund - Investor Class            41
rr)   Boston Partners Large Cap Value Fund - Advisor Class              0
ss)   Boston Partners Mid Cap Value Fund - Investor Class              53
tt)   Boston Partners Mid Cap Value Fund - Institutional Class         74
uu)   Boston Partners Premium Bond - Institutional Class                7
vv)   Boston Partners Premium Bond - Investor Class                     5
ww)   Boston Partners Micro Cap Value - Institutional Class            19
xx)   Boston Partners Micro Cap Value - Investor Class                  4

Item 27.  INDEMNIFICATION

         Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information as to any other business, profession, vocation or employment of substantial nature in which any directors and officers of BIMC, BEA, Numeric, Boston Partners and Schneider Capital Management are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of BIMC's FORM ADV (File No. 801-13304) filed on February 23, 1998, Schedules B and D of BEA Form ADV (File No. 801-37170) filed on March 31, 1998, Schedules B and D of Numeric's FORM ADV (File No. 801-35649) filed on March 26, 1998, Schedules of Boston Partners' FORM ADV (File No. 801-49059) filed on March 31, 1998, and Schedules B and D of Schneider Capital Management's FORM ADV (File No. 801-55439) filed on April 25, 1998, respectively.

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.




                                              PNC BANK, NATIONAL ASSOCIATION
                                                         DIRECTORS

POSITION WITH PNC   NAME                      OTHER BUSINESS CONNECTIONS                  TYPE OF BUSINESS
BANK
Director            Paul W. Chellgren         Chairman and Chief Executive Officer        Energy Company
                                              Ashland Inc.
                                              P.O. 391
                                              Ashland, KY 41114

Director            Robert N. Clay            President and Chief Executive Officer       Investments
                                              Clay Holding Company
                                              Three Chimneys Farm
                                              Versailles. KY 40383

Director            George A. Davidson, Jr.   Chairman and Chief Executive Officer        Public Utility Holding Company
                                              Consolidated Natural Gas Company
                                              CNG Tower, 625 Liberty Avenue
                                              Pittsburgh, PA 15222-3199

Director            David F. Girard-diCarlo   Managing Partner                            Law Firm
                                              Blank Rome Comisky & McCauley LLP
                                              One Logan Square
                                              Philadelphia, PA 19103-6998

Director            Walter Emmor Gregg, Jr.   One PNC Plaza, P1-POPP-30-1                 Diversified Financial Services
                                              249 Fifth Street
                                              Pittsburgh, PA 15222-2707

Director            William R. Johnson        President and Chief Executive Officer       Food Products Company
                                              H.J. Heinz Company
                                              600 Grant Street
                                              Pittsburgh, PA 15219-2857

Director            Bruce C. Lindsey          Chairman and Managing Director              Advisory Company
                                              Brind-Lindsey & Co.
                                              1520 Locust Street, Suite 1100
                                              Philadelphia, PA 19102

Director            W. Craig McClelland       Chairman and Chief Executive Officer        Paper Manufacturing and Land
                                              Union Camp Corporation                      Resources
                                              1600 Valley Road
                                              Wayne, NJ 07470

Director            Thomas Henry O'Brien      Chairman and Chief Executive Officer        Diversified Financial Services
                                              PNC Bank Corp.
                                              One PNC Plaza, 249 Fifth Avenue
                                              Pittsburgh, PA 15222-2707



                                   -21-




POSITION WITH       NAME                      OTHER BUSINESS CONNECTIONS                  TYPE OF BUSINESS
PNC BANK
Director            Jane G. Pepper            President                                   Nonprofit Horticultural
                                              Pennsylvania Horticultural Society          Membership Organization
                                              100 N. 20th Street -5th Floor
                                              Philadelphia, PA 19103-1495

Director            Jackson H. Randolph       Chairman                                    Public Utility Holding Company
                                              Cinergy Corp.
                                              221 East Fourth Street, Suite 3004
                                              Cincinnati, OH 45202

Director            James Edward Rohr         President & Chief Operating Officer         Diversified Financial Services
                                              PNC Bank N.A.
                                              One PNC Plaza- 30th Floor
                                              Pittsburgh PA 15265

Director            Roderic H. Ross           Chairman and Chief Executive Officer        Insurance Company
                                              Keystone State Life Insurance Co.
                                              1401 Walnut Street, 10th Floor
                                              Philadelphia, PA 19102-3122

Director            Richard P. Simmons        Chairman, President & CEO                   Specialty Metals and
                                              Allegheny Teledyne Incorporated             Diversified Business
                                              1000 Six PPG Place
                                              Pittsburgh, PA 15222-5479

Director            Thomas J. Usher           Chairman and Chief Executive Officer        Energy, Steel and Diversified
                                              USX Corporation                             Business
                                              600 Grant Street - Room 6170
                                              Pittsburgh, PA 15219-4776

Director            Milton A. Washington      President and Chief Executive Officer       Housing Rehabilitation and
                                              AHRCO                                       Construction
                                              5604 Baum Boulevard
                                              Pittsburgh, PA 15206

                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS


David A. Alois                                Senior Vice President

James C. Altman                               Senior Vice President

Edward V. Arbaugh, III                        Senior Vice President

Robert Jones Arnold                           Senior Vice President

James N. Atteberry                            Senior Vice President

Lila M. Bachelier                             Senior Vice President

James C. Baker                                Senior Vice President

James R. Bartholomew                          Senior Vice President

Peter R. Begg                                 Senior Vice President

Constance A. Bentzen                          Senior Vice President

Donald G. Berdine                             Senior Vice President

Ben Berzin, Jr.                               Senior Vice President

James H. Best                                 Senior Vice President

Paul A. Best                                  Senior Vice President

Michael J. Beyer                              Senior Vice President

R. Bruce Bickel                               Senior Vice President

Ronald R. Blankenbuehler                      Senior Vice President

Ronald L. Bovill                              Senior Vice President

George Brikis                                 Executive Vice President

Dennis P. Brenckle                            President, Central PA Market

Michael Brundage                              Senior Vice President

Donna L. Burge                                Senior Vice President

Jane Wilson Burks                             Senior Vice President

Douglas H. Burr                               Senior Vice President

David D. Burrow                               Senior Vice President

James P. Burzotta                             Senior Vice President

Anthony J. Cacciatore                         Senior Vice President

William J. Calpin                             Senior Vice President

Craig T. Campbell                             Senior Vice President

William L. Campbell                           Senior Vice President

J. Richard Carnall                            Executive Vice President

Donald R. Carroll                             Senior Vice President

Edward V. Caruso                              Executive Vice President

Kevin J. Cecil                                Senior Vice President

Rhonda S. Chatzkel                            Senior Vice President

Chaomei Chen                                  Senior Vice President

Sandra Chickeletti                            Assistant Secretary

Thomas P. Ciak                                Assistant Secretary

Joseph A. Clark                               Senior Vice President

Peter K. Classen                              President, Northeast PA Market

Andra D. Cochran                              Senior Vice President

Sharon G. Coghlan                             Coordinating Market Chief
                                              Counsel- Philadelphia

William Harvey Coggin                         Senior Vice President

John F. Colligan                              Senior Vice President

James P. Conley                               Senior Vice President

C. David Cook                                 Senior Vice President

Robert F. Crouse                              Senior Vice President

Peter M. Crowley                              Senior Vice President

Keith P. Crytzer                              Senior Vice President

Terry D'Amore                                 Senior Vice President

John J. Daggett                               Senior Vice President

Peter J. Danchak                              Senior Vice President

Douglas D. Danforth, Jr.                      Executive Vice President

Helen A. DePrisco                             Executive Vice President

Richard Devore                                Senior Vice President

James N. Devries                              Senior Vice President

Anuj Dhanda                                   Senior Vice President

Victor M. DiBattista                          Chief Regional Counsel

Frank H. Dilenschneider                       Senior Vice President

Thomas C. Dilworth                            Senior Vice President

Alfred J. DiMatties                           Senior Vice President

Daniel P. Dunn                                Senior Vice President

Robert D. Edwards                             Senior Vice President

Tawana L. Edwards                             Senior Vice President

David J. Egan                                 Senior Vice President

Richard M. Ellis                              Senior Vice President

Orlando C. Esposito                           Senior Vice President

Lynn Fox Evans                                Senior Vice President & Controller

William E. Fallon                             Senior Vice President

James M. Ferguson, III                        Senior Vice President

Charles J. Ferrero                            Senior Vice President

John Fox                                      Executive Vice President

Frederick C. Frank, III                       Executive Vice President

William J. Friel                              Executive Vice President

Brian K. Garlock                              Senior Vice President

Leigh Gerstenberger                           Senior Vice President

Donald W. Giffin, Jr.                         Senior Vice President

James G. Graham                               Executive Vice President

Craig Davidson Grant                          Senior Vice President

Barbara J. Griec                              Senior Vice President

Frederick J. Gronbacher                       Executive Vice President,
                                              National Consumer Bank

Thomas M. Groneman                            Senior Vice President

Thomas Grundman                               Senior Vice President

Joseph C. Guyaux                              Executive Vice President,
                                              Regional Community Bank

Neil F. Hall                                  Executive Vice President

John C. Haller                                President, Ohio Market

Michael J. Hannon                             Executive Vice President

Michael N. Harreld                            President, Kentucky Market

Michael J. Harrington                         Senior Vice President

Maurice H. Hartigan, II                       Executive Vice President

G. Thomas Hewes                               Senior Vice President

Susan G. Holt                                 Senior Vice President

Sylvan M. Holzer                              President, Pittsburgh Market

William D. Hummel                             Senior Vice President

Wayne P. Hunley                               Senior Vice President

John M. Infield                               Senior Vice President

Philip C. Jackson                             Senior Vice President

Lawrence W. Jacobs                            Senior Vice President

Robert Greg Jenkins                           Senior Vice President

William J. Johns                              Chief Financial Officer

Craig M. Johnson                              Senior Vice President, Comptroller

Eric C. Johnson                               Senior Vice President

William R. Johnson                            Audit Director

Robert D. Kane, Jr.                           Senior Vice President

Jack Kelly                                    Senior Vice President

Michael D.Kelsey                              Chief Compliance Counsel

Geoffrey R. Kimmel                            Senior Vice President

Randall C. King                               Senior Vice President

James M. Kinsman, Jr.                         Senior Vice President

Christopher M. Knoll                          Senior Vice President

William Kosis                                 Executive Vice President

Richard C. Krauss                             Senior Vice President

Frank R. Krepp                                Senior Vice President & Chief
                                              Credit Policy Officer

Thomas F. Lamb                                Senior Vice President

Kenneth P. Leckey                             Senior Vice President & Cashier

Marilyn R. Levins                             Senior Vice President

Carl J. Lisman                                Executive Vice President

Richard J. Lovett                             Senior Vice President

Stephen F. Lugarich                           Senior Vice President

Brian S. MacConnell                           Senior Vice President

Jane E. Madio                                 Senior Vice President

Linda R. Manfredonia                          Senior Vice President

Nicholas M. Marsini, Jr.                      Senior Vice President

John A. Martin                                Senior Vice President

David O. Matthews                             Senior Vice President

Dennis McChesney                              Executive Vice President

Walter B. McClellan                           Senior Vice President

James F. McGowan                              Senior Vice President

Timothy McInerney                             Senior Vice President

Charlotte B. McLaughlin                       Senior Vice President

Kim D. McNeil                                 Senior Vice President

Charles R. McNutt                             Senior Vice President

James W. Meighen                              Executive Vice President

James C. Mendelson                            Senior Vice President

Theodore Lang Merhoff                         Senior Vice President

Darryl Metzger                                Senior Vice President

Scott C. Meves                                Senior Vice President

Ralph S. Michael, III                         Executive Vice President,
                                              Corporate Banking

James P. Mikula                               Senior Vice President

Robert J. Miller, Jr.                         Senior Vice President

Melanie Millican                              Senior Vice President

Robert G. Mills                               Assistant Secretary

J. William Mills, III                         Senior Vice President

Francine Miltenberger                         Senior Vice President

Chester A. Misbach                            Senior Vice President

Barbara A. Misner                             Senior Vice President

D. Bryant Mitchell, II                        Executive Vice President

Michael D. Moll                               Senior Vice President

Christopher N. Moravec                        Senior Vice President

Marlene D. Mosco                              President, Northwest PA Market

Peter F. Moylan                               Senior Vice President

Ronald J. Murphy                              Executive Vice President

Saiyid T. Naqvi                               Executive Vice President

Michael B. Nelson                             Executive Vice President

Jill V. Niedweske                             Senior Vice President

Thomas J. Nist                                Senior Vice President

John L. Noelcke                               Senior Vice President

Thomas H. O'Brien                             Chairman and CEO

Cynthia G. Osofsky                            Senior Vice President

Thomas E. Paisley, III                        Senior Vice President, Corporate
                                              Credit Policy

Samuel R. Patterson                           Senior Vice President and
                                              Controller

Daniel J. Pavlick                             Senior Vice President

David M. Payne                                Senior Vice President

John Pendergrass                              Senior Vice President

W. David Pendl                                Senior Vice President

Stephen D. Penn                               Senior Vice President

John J. Peters                                Senior Vice President

David A. Pioch                                Senior Vice President

Frank Pomor                                   Senior Vice President

Helen P. Pudlin                               Senior Vice President, and
                                              General Counsel

Wayne Pulliam                                 Senior Vice President

Arthur F. Radman, III                         Senior Vice President

Gordon L. Ragan                               Senior Vice President

Edward E. Randall                             Senior Vice President

Robert Q. Reilly                              Senior Vice President

Jesse S. Reinhardt                            Senior Vice President

Ronald J. Retzler                             Senior Vice President

Richard C. Rhoades                            Senior Vice President

Charles M. Rhodes, Jr.                        Senior Vice President

C. Joseph Richardson                          Senior Vice President

Rodger L. Rickenbrode                         Senior Vice President

Bryan W. Ridley                               Senior Vice President

Bruce E. Robbins                              Executive Vice President,
                                              Secured Lending

W. Alton Roberts                              Senior Vice President

James E. Rohr                                 President and Chief Operating
                                              Officer

James C. Rooks                                Senior Vice President

Peter M. Ross                                 Senior Vice President

Suzanne C. Ross                               Senior Vice President

Gerhard Royer                                 Senior Vice President

Robert T. Saltarelli                          Senior Vice President

Robert V. Sammartino                          Senior Vice President

William Sayre, Jr.                            Senior Vice President

Stephen C. Schatterman                        Senior Vice President

Jeffrey W. Schmidt                            Senior Vice President

Peter H. Schryver                             Senior Vice President

Richard A. Seymour                            Senior Vice President

Timothy G. Shack                              Executive Vice President,
                                              Chief Information Officer

Douglas E. Shaffer                            Senior Vice President

Donald Shauger                                Senior Vice President

Bruce Shipley                                 Senior Vice President

Alfred A. Silva                               Executive Vice President

George R. Simon                               Senior Vice President

J. Max Smith                                  Senior Vice President

Richard L. Smoot                              President and CEO of PNC Bank,
                                              Philadelphia/S. Jersey Region

Timothy N. Smyth                              Senior Vice President

Richard R. Soeder                             Senior Vice President

Darcel H. Steber                              Senior Vice President

Melvin A. Steele                              Senior Vice President

Richard Stegemeier                            Senior Vice President

Ted K. Stirgwolt                              Senior Vice President

Connie Bond Stuart                            Senior Vice President

Lon E. Susak                                  Senior Vice President

Stephen L. Swanson                            Executive Vice President

Ronald L. Tassone                             Senior Vice President

Frank A. Taucher                              Senior Vice President

John T. Taylor                                Senior Vice President

Peter W. Thompson                             Senior Vice President

Jane B. Tompkins                              Senior Vice President

Alex T. Topping                               Senior Vice President

Kevin M. Tucker                               Senior Vice President

William H. Turner                             President, Northern New Jersey
                                              Market

William Thomps Tyrrell                        Senior Vice President

Alan P. Vail                                  Senior Vice President

Michael B. Vairin                             Senior Vice President

Ellen G. Vander Horst                         Executive Vice President

Ronald H. Vicari                              Senior Vice President

Patrick M. Wallace                            Senior Vice President

Bruce E. Walton                               Executive Vice President

Annette M. Ward-Kredel                        Senior Vice President

Robert S. Warth                               Senior Vice President

Leonard A. Watkins                            Senior Vice President

Frances A. Wilkinson                          Assistant Secretary

Mark F. Wheeler                               Senior Vice President

Thomas K. Whitford                            Executive Vice President,
                                              Private Bank

George Whitmer                                Senior Vice President

Gary G. Wilson                                Senior Vice President

Nancy B. Wolcott                              Executive Vice President

Arlene M. Yocum                               Senior Vice President

Carole Yon                                    Senior Vice President

George L. Ziminski, Jr.                       Senior Vice President




(1)      PNC Bank, National Association, 120 S. 17th Street, Philadelphia,
                                         PA 19103
                                         1600 Market Street, Philadelphia,
                                         PA  19103
                                         17th and Chestnut Streets,
                                         Philadelphia, PA 19103

(2)      PNC National Bank, 103 Bellevue Parkway, Wilmington, DE  19809.

(3)      PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

(4)      PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)      PNC Investment Corp., Broad and Chestnut Street, Philadelphia,
         PA  19101.

(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)      Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia,
         PA 19101.

(9)      PNC Bancorp, Inc., 222 Delaware Avenue, Wilmington, DE  19810.

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11)     PNC Trust Company of New York, 40 Broad Street, New York, NY  10084.

(12)     Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia,
         PA  19101.

(13)     PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(14)     PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.

(15) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(16)     PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(17)     PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington,
         DE  19899.

(18)     PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(19)     PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE  19801.

(20)     Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE  19801.

(21)     Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE  19801.

(22)     Marand Corp., 222 Delaware Avenue, Wilmington, DE  19801.

(23)     Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE  19801.

(24)     Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE  19801.


Item 29. PRINCIPAL UNDERWRITER

         (a) Provident Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

         Pacific Horizon Funds, Inc.
         Time Horizon Funds
         World Horizon Funds, Inc.
         Pacific Innovations Trust

         International Dollar Reserve Fund I, Ltd.
         Municipal Fund for Temporary Investment
         Municipal Fund for New York  Investors, Inc.
         Municipal Fund for California Investors, Inc.
         Temporary Investment Fund, Inc.
         Trust for Federal Securities

         Columbia Common Stock Fund, Inc.
         Columbia Growth Fund, Inc.
         Columbia International Stock Fund, Inc.
         Columbia Special Fund, Inc.
         Columbia Small Cap Fund, Inc.
         Columbia Real Estate Equity Fund, Inc.
         Columbia Balanced Fund, Inc.
         Columbia Daily Income Company
         Columbia U.S. Government Securities Fund, Inc.
         Columbia Fixed Income Securities Fund, Inc.
         Columbia Municipal Bond Fund, Inc.
         Columbia High Yield Fund, Inc.

         The BlackRock Funds, Inc. (Distributed by BlackRock Distributors ,
                                    Inc. a wholly owned subsidiary of
                                    Provident Distributors, Inc.)

         The OffitBank Investment Fund, Inc.
         The OffitBank Variable Insurance Fund, Inc.
         CVO Greater China Fund, Inc. (Distributed by Offit Funds Distributors,
                                       Inc. a wholly owned subsidiary of
                                       Provident Distributors, Inc.

         The Brazos Mutual Funds

         Kiewit Mutual Fund

         Kalmar Pooled Investment Trust


         (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 8-46564) filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 Market Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).

          (2) Provident Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428 (records relating to its functions as distributor).

          (3) Blackrock Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

          (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue
              Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

          (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

          (6) BEA Associates, Tower 49, 12 East 49th Street, New York, NY 10017 (records relating to its function as investment adviser).

          (7) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

          (8) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

          (9) Schneider Capital Management Co., 460 East Swedesford
              Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

Item 31.     MANAGEMENT SERVICES

                  None.

Item 32.      UNDERTAKINGS

              (a) Registrant hereby undertakes to hold a meeting of
                  shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

              (b) Registrant hereby undertakes to furnish each
                  person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 58 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 25th day of August, 1998.

                                            THE RBB FUND, INC.


                                            By:    /S/ EDWARD J. ROACH
                                                  --------------------
                                                  Edward J. Roach
                                                  President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                SIGNATURE                                   TITLE                                  DATE

/S/ EDWARD J. ROACH                         President (Principal Executive                     August 25, 1998
Edward J. Roach                             Officer) and Treasurer (Principal
                                            Financial and Accounting Officer)

*/S/DONALD VAN RODEN                        Director                                           August 25, 1998
------------------------
Donald van Roden
*/S/FRANCIS J. MCKAY                        Director                                           August 25, 1998
-------------------------
Francis J. McKay
*/S/MARVIN E. STERNBERG                     Director                                           August 25, 1998
-------------------------
Marvin E. Sternberg
*/S/JULIAN A. BRODSKY                       Director                                           August 25, 1998
-------------------------
Julian A. Brodsky
*/S/ARNOLD M. REICHMAN                      Director                                           August 25, 1998
-------------------------
Arnold M. Reichman
*/S/ROBERT SABLOWSKY                        Director                                           August 25, 1998
-------------------------
Robert Sablowsky
*By:/S/ EDWARD J. ROACH                                                                        August 25, 1998
    ----------------------
      Edward J. Roach
      Attorney-in-Fact


                                 THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ DONALD VAN RODEN
    ----------------
    Donald van Roden

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Marvin
E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ MARVIN E. STERNBERG
    -------------------
    Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ ARNOLD REICHMAN
    ---------------
    Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Francis
J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ FRANCIS J. MCKAY
    ----------------
    Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ JULIAN BRODSKY
    --------------
    Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ ROBERT SABLOWSKY
    ----------------
    Robert Sablowsky

                                 THE RBB FUND, INC.

                                   EXHIBIT INDEX
                                   -------------

EXHIBITS
--------

1(u)      Articles Supplementary of Registrant.

1(v) Form of Articles Supplementary relating to the Boston Partners Market Neutral Fund (Institutional and Investor Classes) and Boston Partners Long-Short Equity Fund (Institutional and Investor Classes).

5(ff)     Form of Investment Advisory Agreement (Boston Partners Market Neutral
          Fund) between Registrant and Boston Partners Asset Management, L.P.

5(gg) Form of Investment Advisory Agreement (Boston Partners Long-Short Equity Fund) between Registrant and Boston Partners Asset Management, L.P.

6(b) Form of Distribution Agreement Supplement between Registrant and Provident Distributors, Inc. (Boston Partners Market Neutral Fund-Institutional Class).

6(c) Form of Distribution Agreement Supplement between Registrant and Provident Distributors, Inc. (Boston Partners Market Neutral Fund-Investor Class).

6(d) Form of Distribution Agreement Supplement between Registrant and Provident Distributors, Inc. (Boston Partners Long-Short Equity Fund-Institutional Class).

6(e) Form of Distribution Agreement Supplement between Registrant and Provident Distributors, Inc. (Boston Partners Long-Short Equity Fund-Investor Class).

8(u) Form of Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of Boston Partners Market Neutral Fund.

8(v) Form of Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of Boston Partners Long-Short Equity Fund.

9(yyy) Form of Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. relating to the Boston Partners Market Neutral Fund (Institutional Class).

9(zzz) Form of Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. relating to the Boston Partners Long-Short Equity Fund (Institutional Class).

9(aaaa) Form of Administrative and Accounting Services Agreement between Registrant and PFPC, Inc. (Boston Partners Market Neutral Fund-Institutional and Investor Classes).

9(bbbb) Form of Administrative and Accounting Services Agreement between Registrant and PFPC, Inc. (Boston Partners Long-Short Equity Fund-Institutional and Investor Classes).

9(cccc) Form of Transfer Agency Agreement Supplement between Registant and PFPC, Inc. (Boston Partners Market Neutral Fund-Institutional and Investor Classes).

9(dddd) Form of Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. (Boston Partners Long-Short Equity Fund-Institutional and Investor Classes).

10(a)     Opinion of Drinker Biddle Reath LLP as to validity of shares issued.

11(a)     Consent of Drinker Biddle & Reath LLP.

13(t) Form of Purchase Agreement between Registrant and Boston Partners relating to Classes III and JJJ (Boston Partners Market Neutral
          Fund).

13(u) Form of Purchase Agreement between Registrant and Boston Partners relating to Classes KKK and LLL (Boston Partners Long-Short Equity
          Fund).

15(lll)   Amendment to Plans of Distribution pursuant to Rule 12b-1.

15(mmm) Form of Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Market Neutral Fund - Investor Class).

15(nnn) Form of Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Long-Short Equity Fund - Investor Class).

18        Form of Amended 18F-3 Plan.